                                               THE ITT HARTFORD
                                               MUTUAL FUNDS

[LOGO]             1997 SEMI-ANNUAL REPORT



                         [ARTWORK]



[LOGO]

Table Of Contents


                           -  Letter From The Chairman       1

                           -  Fund Manager Discussions       2

                           -  Portfolios At A Glance         9

                           -  Financial Statements           13

Chairman
Lowndes A. Smith
ITT Hartford Mutual Funds

A Message From The Chairman

Dear Fellow Mutual Fund Investor:
Never underestimate the power of a great idea.

Over 187 years ago, The Hartford Financial Services Group was founded with one all-important idea in mind: to provide the best in financial security for its clients.

Today, that idea is alive in a whole new way. We've just completed our first year as a provider of public mutual funds. And the success of our new venture has been simply phenomenal. The ITT Hartford Family of Mutual Funds has been received with open arms by financial advisors, market analysts and, most importantly, by you: our investors.

That's not surprising. Although offering mutual funds publicly is new for us, we've built a long and impressive track record offering substantially similar investment options through our phenomenally popular variable annuity and variable life products. Now, with the addition of our public mutual funds, investors can turn to Hartford products for all three phases of their financial life: mutual funds for short- to mid-term objectives; annuities for longer-term goals like retirement; and variable life insurance for estate planning.

But our well-known expertise in delivering all the right financial products for all the right reasons isn't the only source of our funds' popularity. At the core of The ITT Hartford Family of Mutual Funds' success are our portfolio managers at Wellington Management Company, LLP and The Hartford Investment Management Company (HIMCO). They are the source of great ideas, combined with rigorous research and disciplined, long-term analysis, that drive our funds' performance. Over the last six months, their efforts have produced a string of outstanding successes - not the least of which was the ITT Hartford Capital Appreciation Fund's distinction of being named the nation's number one performing mutual fund out of 2,769 Domestic Equity funds for the year ended 7/22/97 by Lipper Analytical Services.

Proof positive that great ideas produce great results.

But while you review this report, our focus has already shifted from past results to the future. We truly appreciate your business and know that, to keep it, we need to continue producing performance, service and value that exceeds the norm. With our resources, we feel extremely well-positioned to do just that. And as we move forward, we re-commit ourselves to yet another great idea: making sure that the ITT Hartford Family of Mutual Funds provides you and your family with ample opportunity to benefit from the financial markets ahead.

Sincerely,
Lowndes A. Smith
Director and Chairman
The Hartford Mutual Funds

ITT Hartford Small Company Fund

Portfolio Manager
Mark Waterhouse
Vice President
Wellington Management Company, LLP

How Did The Fund Perform?
The ITT Hartford Small Company Fund returned 10.0% for the six month period ended 6/30/97, outperforming the Lipper Small Company Mutual Fund Average, which returned 9.0%.

Why Did The Fund Perform This Way?
Small cap stocks lagged large caps for the period, as the Russell 2000 index returned 10.2% versus the S&P 500's return of 20.6%. Within the Russell 2000 index, technology was the strongest performing sector. The Fund benefited from a considerable overweight in this sector, 23% versus 13% for the Russell 2000 index as of 6/30/97. The health care sector also exhibited strength during the period, and we used the strength in both the health care and technology sectors to trim some positions. We continue, however to see upside in these areas and will maintain overweight positions, as health care and technology tend to be "hallowed hunting grounds" for small company stocks with substantial earnings growth potential. One other area of note was the finance sector, which was a strong positive force for the Fund both in terms of our overweight position and stock selection in the sector.

What Is Your Outlook For 1997?
Given current valuation levels of the broad market, we anticipate a relatively challenging investment environment during the remainder of 1997. However, the combination of a favorable economic backdrop, strong corporate fundamentals, and sustained cash inflows should significantly limit any short-term declines. We saw a hint of a revival of the small cap market (relative to the large cap market) during the second half of the period and are cautiously optimistic that our sector of the market will begin its long awaited "catch-up" during the second half of the year.

ITT Hartford Capital Appreciation Fund

Portfolio Manager
Saul J. Pannell, CFA
Senior Vice President
and Partner
Wellington Management Company, LLP

How Did The Fund Perform?
For the six month period ended 6/30/97, the ITT Hartford Capital Appreciation Fund eclipsed both the Lipper peer group and the S&P 500. The Fund posted a return of 35.5% versus 10.2% and 20.6% for the Lipper Capital Appreciation Mutual Fund average and the S&P 500, respectively. Since inception (7/22/96) and for the most recent quarter ended 6/30/97, the Hartford Capital Appreciation Mutual Fund ranks as the top fund in the Lipper Capital Appreciation Mutual Fund universe.

Why Did The Fund Perform This Way?
At the end of the period, the Fund's asset weighted market cap was $2.3 Billion, the median market cap was $700 Million and the Fund's holdings were invested in 73 companies. Looking at some of the Funds' most recent successes, many of the better performers were concentrated in the Information Technology sector. These included: Creative Technology Labs, a specialty computer components supplier, Philips Electronics NV, the large Dutch conglomerate, Credence Systems, a manufacturer of semiconductor test equipment, and Oak Industries, a manufacturer of broadband infrastructure components. We continue to increase foreign exposure on the margin, with new positions in Unibanco (Brazilian bank holding company) and Corporation Geo (Mexican homebuilder). Overall foreign investment levels were approximately 15% in the fund.

What Is Your Outlook For 1997?
The overall markets continue to enjoy favorable tailwinds in the form of moderate economic activity, declining long term interest rates, and favorable supply/demand dynamics. The resumption of cash flows into equity funds coupled with reported increased flows from offshore investors has revived the uptrend in equity prices that was broken by the Federal Reserve's notching up of short term rates several months ago. Our overall strategy for the Fund remains dual faceted. We maintain an emphasis on smaller companies with dynamic earnings growth prospects, and couple that with an opportunistic trading approach to larger cap stocks where we typically see a catalyst for outperformance. We have tended to roam off the beaten path, since historically that's where the most upside potential has been. This approach, if executed well, should continue to provide positive absolute and relative results over a reasonable time frame.

ITT Hartford International Opportunities

Portfolio Manager
Trond Skramstad
Senior Vice President
and Partner
Wellington Management
Company, LLP

How Did The Fund Perform?
The ITT Hartford International Opportunities Fund provided a total return of 9.2% for the six month period ended 6/30/97, underperforming the Lipper International Mutual Fund average which returned 12.5% during the period.

Why Did The Fund Perform This Way?
The Fund maintained a sizable commitment to Europe during the period, approximately 50% as of 6/30/97. While this represents a significant position in any one region, this level of exposure represents an underweight relative to the Morgan Stanley Capital International GDP Weighted Index ("the Index"). Also during the period, the Japanese market experienced a sharp rebound from the first half of the year due to appreciation of the yen and the belief that recent fiscal tightening will not impede economic recovery. In the last few months as the market has appreciated, the Fund has moved to an underweight position in Japan relative to the Index. On-going economic problems continued to plague the Pacific Basin markets, but on a country-by-country basis, significant divergence took place. The market in Hong Kong rebounded from a weak first quarter as the market anticipated the Chinese takeover. The regional laggards were Thailand and Malaysia. Thailand's equity market continued its precipitous decline on concerns of a potential Baht devaluation and a worsening crisis in the financial system, while the Malaysian market declined as a result of credit curbs announced by the central bank.

What Is Your Outlook For 1997?
With respect to the European markets, the Socialist victory in the French election could remove some rigidity in the EMU process and actually benefit individual market performance. We believe this leaves continental Europe well-positioned for a period of moderate growth, low inflation and low interest rates, typically an environment that benefits equity markets. In Japan, the region is no longer significantly undervalued and going forward, we may look for opportunities to further reduce the Fund's position by selling into strength. Finally, in Hong Kong, given the recent appreciation in the market, we are growing cautious and are likely to trim the Fund's holdings in Hong Kong on any significant strength.

ITT Hartford Stock Fund

Portfolio Manager
Rand L. Alexander, CFA
Senior Vice President
and Partner
Wellington Management Company, LLP

How Did The Fund Perform?
The ITT Hartford Stock Fund outperformed both the S&P 500 and its Lipper peer group for the six month period ended 6/30/97, providing a return of 21.5%, versus 20.6% for the S&P 500 and 14.3% for the Lipper Growth Mutual Fund average.

Why Did The Fund Perform This Way?
Our above average performance during the period was driven by our overweight in some of the strongest performing sectors: pharmaceuticals, securities brokers, and telecommunications equipment, and our underweight in utilities which underperformed the market. The two largest individual holdings in the fund, General Electric and Wal-Mart Stores were among the best performing companies during the period, providing price appreciation of 34% and 49%, respectively during the 6 month period ending 6/30/97. Also, during the period we increased our exposure to mid cap companies, a segment that has lagged the market over the past 12 months. We found good value in several high quality mid cap companies which have strong market positions and promising outlooks. Some of the companies we added include: Clear Channel Communications, a diversified media company; EMC, a provider of high end computer disc drives; Hertz, a leading car rental company; and Perkin Elmer, a manufacturer of instrumentation for biotech research. We also used a brief period of weakness in the financial services sector, due to concerns about another potential Fed rate hike, to increase our exposure to financials. We added to our holdings in Allstate, American Express and Marsch & McLennan while initiating a position in Fannie Mae. We continue to believe that the backdrop for financial assets is positive.

What Is Your Outlook For 1997?
Large capitalization stocks continue to outperform small caps as earnings growth for large companies remains stronger and investors are willing to pay up for reliability and global diversification. Inflation is low, economic growth is not too strong, corporate profits are growing, and labor costs are not out of control. Liquidity in corporate America remains quite high. Stock buybacks and mergers and acquisitions continue at record levels. Prospects for international growth for many large U.S. companies looks excellent, which should benefit many of our holdings.

ITT Hartford Dividend and Growth Fund

Portfolio Manager
Laurie A. Gabriel, CFA
Senior Vice President
and Partner
Wellington Management Company, LLP

How Did The Fund Perform?
For the six month period ended 6/30/97, the ITT Hartford Dividend and Growth Fund outperformed its Lipper peer group, providing a return of 18.5% versus 14.8% for the Lipper Equity Income Mutual Fund average. The fund continues to post strong results versus the equity income competitors, placing the fund in the first quartile for the 1 month, 3 month and year-to-date (6 month) periods.

Why Did The Fund Perform This Way?
A major contributor to performance during the period was Health Care, due in part to strong stock selection in the pharmaceutical industry. Warner-Lambert was a top contributor because of two new drugs that received approval this year. These new products combat cholesterol and diabetes, and revenues have exceeded all expectations. Bristol-Myers Squibb also performed well with the issuance of a patent for a cancer-fighting drug. Our overweighting in electric utilities remains a source of disappointment resulting from a combination of negative regulatory and competitive pressures. Toward the end of June, however, we have seen an improvement in this industry, in conjunction with the recent bond market strength. Duke Energy Corp and Edison International are two of our largest electric utility holdings. Stock selection in combination with a concentration in automobile and department store names was a strong contributor in the Consumer Discretionary sector. Mercantile Stores, performed well due to speculation of a potential takeover by a large national department store chain and Ford Motor Company experienced the highest profitability in North America in ten years, due largely to massive cost cutting measures.

What Is Your Outlook For 1997?
Broad diversification across economic sectors is an ongoing part of the Funds' investment strategy. The Fund owned 91 positions at the end of the period. Given the generally positive back drop of moderate economic growth and a low inflation environment, we do not anticipate the current momentum for US equities to reverse. Nonetheless, some risk to equities at these valuation levels remains. With respect to this situation, we have begun to add some more conservative holdings into the portfolio. In keeping with our charter, the Fund continues to maintain an above-average yield (3.0% gross yield currently versus 1.7% for the S&P 500 Index) and below average P/E and beta. Relative to the market, the Fund should exhibit these value-oriented characteristics over time.

ITT Hartford Advisers Fund

Portfolio Manager
Rand L. Alexander, CFA
Senior Vice President
and Partner
Wellington Management
Company, LLP

Portfolio Manager
Paul D. Kaplan
Senior Vice President
and Partner
Wellington Management Company, LLP

How Did The Fund Perform?
The ITT Hartford Advisers Fund outperformed its Lipper peer group average for the six month period ended 6/30/97, providing a total return of 14.1% versus 10.3% for the Lipper Flexible Mutual Fund average. Primary responsibility for strong relative performance was a high equity exposure and superior stock selection within the equity portion of the fund.

Why Did The Fund Perform This Way?
The total return provided by the equity market during the period was simply stunning. In the second quarter alone, the S&P 500 stock index was up 17.5%, bringing the 6 month total return to approximately 20%. Our above average performance during the period was driven by our overweight in some of the strongest performing sectors: pharmaceuticals, securities brokers, and telecommunications equipment, and our underweight in utilities which underperformed the market. On the heals of an essentially flat first 3 months of the year, the bond market has begun to show signs of life with the Lehman Government/Corporate index generating a total return of 3.6% in the last 3 months of the period. It would appear that the bond market is finally experiencing some abatement in the growth/inflation fears which had gripped investors since the beginning of 1996.

What Is Your Outlook For 1997?
The asset allocation at the end of the period was 67% stocks, 30% bonds and 3% in cash. For the bulk of the period, the Fund's equity weighting has been at the high end of its historical range and reflects our continued belief that equities are more attractive than bonds. Bonds remain attractive relative to cash and we will therefore carry only a very modest cash commitment. Interest rates have fallen in response to the slowing economy and low inflation, but we believe that the rate decline has farther to go. It remains our view that inflation is currently not a threat and that the CPI is likely to stay below 3.0%. If we are correct in our inflation assumptions, then long-term Treasury bond yields of 6.8% are still too high, and we believe that they will fall. Therefore, in the fixed income portion of the portfolio we are maintaining a relatively long portfolio duration. We continue to search for those conditions which would lead us to reduce our exposure to one or the other of the financial markets, but to date we find no evidence to convince us that we should reduce our holdings of either stocks or bonds.

The Hartford Bond Income Strategy Fund

Portfolio Manager
Alison D. Granger, CFA
Senior Vice President
The Hartford Investment
Management Company (HIMCO)

How Did the Fund Perform?
The ITT Hartford Bond Income Strategy Fund outperformed its Lipper peer group average for the six month period ended June 30, 1997, providing a total return of 3.6% versus 3.1% for the Lipper Corporate Debt "BBB" Rated Mutual Fund average.

Why Did The Fund Perform This Way?
- Moderate portfolio duration management. The fund began and ended the first half of 1997 carrying a portfolio duration which was approximately 10% longer than the benchmark index. In February, however, we shortened the duration to neutral, as we became concerned about a possible Fed tightening. The bond market sold off between late February and mid-April, at which time we lengthened our duration once again. The portfolio thereby benefited from the rally which began then.
- An allocation to BB-rated high yield corporate debt. Top performing holdings within this asset class included K-Mart 7.95% of '23, Brady Bonds issued by Argentina and Mexico, and Long Island Lighting Co (LILCO) debentures, to name a few.
- An allocation to discount mortgages. These securities provided greater total return than other equal-duration choices available in other high quality asset classes.
- Higher portfolio yield. The portfolio carried a yield which was higher than that of its index. This greater income accumulated and helped contribute to a higher total return during the period.

What Is Your Outlook for 1997?
We are currently assessing the wisdom of maintaining the funds long duration posture given the success we have had in holding this position throughout the bond market rally since mid-April and recent fundamental indications that the economic slowdown of the past few months may be over.

We remain overweighted in the corporate and mortgage sectors, in order to provide shareholders with a maximization of yield commensurate with the fund's stated risk profile. Given our current fundamental outlook for the economy and particular credits, we view pricing as generally fair. However, should yields tighten relative to Treasuries, we will look to reduce our allocation to these sectors, particularly to BB-rated corporate high yield. We will look for potential investments in some of the Asian credits we have so far avoided which have underperformed of late. And finally, we expect to continue to add to positions in AAA-rated supranational issues when we find them at attractive levels. We believe that the risk/reward profile of this sector is currently very attractive.

Portfolio at a Glance -

ITT Hartford Small Company Fund

Top Holdings as of:
June 30, 1997
                               % of Fund's
                               Investments

 1. Mckesson                      2.7%
 2. Vencor Inc.                   1.9%
 3. Firstplus Financial Group     1.8%
 4. Calpine Corp.                 1.7%
 5. Frontier Insurance Group      1.7%
 6. Air Express International     1.7%
 7. M.S. Carriers                 1.7%
 8. Saks Holdings Inc.            1.7%
 9. Heska Corp.                   1.6%
10. U.S. Office Prod. Co.         1.6%


Top 5 Sectors as of:
June 30, 1997
                               % of Fund's
                               Investments

    Finance                        24%
    Information Technology         20%
    Industrial & Commercial        16%
    Health Care                    15%
    Information & Entertainment    10%


Portfolio Composition

Stock  100%

ITT Hartford Capital Appreciation Fund

Top Holdings as of:
June 30, 1997

                               % of Fund's
                               Investments

 1. CP Clare Corporation          3.8%
 2. Firstplus Financial Group     3.6%
 3. Philips Nv Adr                3.1%
 4. NAC Re Corp.                  2.9%
 5. Corporation Geo Sa B          2.4%
 6. Avant Corp.                   2.4%
 7. EMC Corp                      2.4%
 8. Cable Design Technologies     2.3%
 9. Genzyme Corp.                 2.2%
10. U.S. Office Prod. Co.         2.0%

Top 5 Sectors as of:
June 30, 1997
                               % of Fund's
                               Investments

    Information Technology         34%
    Consumer Discretionary         13%
    Finance                        13%
    Health Care                    11%
    Information & Entertainment     9%

Portfolio Composition

Stock  100%

IN REGARDS TO THE MANAGER DISCUSSIONS AND THE TOP 10 HOLDINGS, SECURITIES REFERRED TO MAY OR MAY NOT CURRENTLY BE HELD IN THE PORTFOLIO.
PORTFOLIO COMPOSITION IS NET OF PAYABLES/RECEIVABLES FOR SECURITY
TRANSACTIONS.

ITT Hartford International Opportunities Fund

Top Holdings as of:
June 30, 1997
                                      % of Fund's
                                       Investments

 1. Unidanmark A Redg (Denmark)           1.7%
 2. Smurfit Jefferson Group (Ireland)     1.3%
 3. Fiat Spa (Italy)                      1.3%
 4. Nordbanken Ab (Sweden)                1.3%
 5. Mabuchi Motor (Japan)                 1.3%
 6. Guinness Plc (UK)                     1.2%
 7. Pharmacia&Upjohn Dep (Sweden)         1.2%
 8. Associated Brit Food (UK)             1.1%
 9. Societe Generale (France)             1.1%
10. Namco Ltd (Japan)                     1.1%

Top 5 Countries as of:
June 30, 1997
                                      % of Fund's
                                      Investments

    Japan                                  22%
    United Kingdom                         15%
    France                                  8%
    Germany                                 6%
    Australia                               4%

Portfolio Composition

Stock 94%
Cash   6%

ITT Hartford Stock Fund

Top Holdings as of:
June 30, 1997
                                       % of Fund's
                                       Investments

 1. General Electric                      4.4%
 2. Wal-Mart                              2.3%
 3. Citicorp                              2.2%
 4. Boeing Company                        2.1%
 5. SBC Communications Inc.               2.1%
 6. Royal Dutch Petroleum                 2.0%
 7. Gannett Co., Inc.                     2.0%
 8. Allstate Corp.                        2.0%
 9. McDonalds Corp.                       1.9%
10. IMB Corp.                             1.8%


Top 5 Sectors as of:
June 30, 1997
                                       % of Fund's
                                       Investments

    Finance                                18%
    Healthcare                             15%
    Information Technology                 15%
    Industrial & Commercial                12%
    Consumer Discretionary                 10%


Portfolio Composition

Stock  94%

Cash    6%

IN REGARDS TO THE MANAGER DISCUSSIONS AND THE TOP 10 HOLDINGS, SECURITIES REFERRED TO MAY OR MAY NOT CURRENTLY BE HELD IN THE PORTFOLIO.
PORTFOLIO COMPOSITION IS NET OF PAYABLES/RECEIVABLES FOR SECURITY
TRANSACTIONS.

ITT Hartford Dividend & Growth Fund

Top Holdings as of:
June 30, 1997
                                      % of Fund's
                                       Investments

 1. Citicorp                              4.3%
 2. General Electric                      3.9%
 3. First Bank System Inc.                3.6%
 4. Philip Morris                         3.0%
 5. Warner-Lambert Company                2.7%
 6. Chevron Corp.                         2.6%
 7. Xerox                                 2.3%
 8. Pharmacia & Upjohn                    2.2%
 9. Merck & Co., Inc.                     2.1%
10. American Home Prod. Corp.             1.9%


Top 5 Sectors as of:
June 30, 1997
                                      % of Fund's
                                      Investments

    Fiance                                 16%
    Utilities                              15%
    Health Care                            13%
    Energy                                 13%
    Consumer Staples                       13%

Portfolio Composition

Stock  100%

ITT Hartford Advisers Fund

Top Holdings as of:
June 30, 1997
                                       % of Fund's
                                       Investments

 1. General Electric                      3.0%
 2. Citicorp                              1.5%
 3. Wal-Mart                              1.4%
 4. Boeing Company                        1.4%
 5. SBC Communications Inc.               1.4%
 6. Royal Dutch Petroleum                 1.4%
 7. Gannett Co., Inc.                     1.4%
 8. McDonalds Corp.                       1.3%
 9. Merrill Lynch & Co. Inc.              1.3%
10. Travelers Group Inc.                  1.3%

Top 5 Sectors as of:
June 30, 1997
                                       % of Fund's
                                       Investments

    Finance                                18%
    Healthcare                             15%
    Information Technology                 15%
    Industrial & Commercial                12%
    Consumer Discretionary                 10%

Portfolio Composition

Stock   67%

Bonds   30%

Cash     3%

IN REGARDS TO THE MANAGER DISCUSSIONS AND THE TOP 10 HOLDINGS, SECURITIES REFERRED TO MAY OR MAY NOT CURRENTLY BE HELD IN THE PORTFOLIO.
PORTFOLIO COMPOSITION IS NET OF PAYABLES/RECEIVABLES FOR SECURITY
TRANSACTIONS.

ITT Hartford Bond Income Strategy Fund

Top Holdings as of:
June 30, 1997
                                         % of Fund's
                                         Investments

 1. Landeskreditbank Baden-Wurttemberg       2.8%
 2. Continental Air                          2.7%
 3. Tele-Communications Inc.                 1.8%
 4. Citicorp                                 1.8%
 5. Mass Mutual Life Ins 144a                1.8%
 6. Abbey National PLC                       1.7%
 7. Phoenix Home Life                        1.7%
 8. Bayerische Landesbank Ny                 1.7%
 9. Interamer Dev Bk                         1.7%
10. United Air Lines                         1.7%


Credit Quality Distribution:
June 30, 1997
                                          % of Fund's
                                          Investments

    AAA                                       52%
    AA                                         4%
    A                                         13%
    BAA                                        6%
    BA                                        19%
    B                                          2%
    Not Rated                                  4%

Portfolio Composition

Corporates            51%

US Treasury/Agency    29%

Mortgage Related      13%

Emerging Markets       3%

Supra-National         2%

Assets Backed          1%

Short-Term             1%

IN REGARDS TO THE MANAGER DISCUSSIONS AND THE TOP 10 HOLDINGS, SECURITIES REFERRED TO MAY OR MAY NOT CURRENTLY BE HELD IN THE PORTFOLIO.
PORTFOLIO COMPOSITION IS NET OF PAYABLES/RECEIVABLES FOR SECURITY
TRANSACTIONS.

Performance Review:                                  SINCE INCEPTION 7-22-96 THROUGH 6/30/97

                                                                      Cumulative Return
                                             Cumulative Return          Since Inception
          Fund                               Since Inception(1)     (sales charge adjusted)(2)
Small Company Fund (Class A)                       25.55%                    18.65%
Small Company Fund (Class B)                       24.83%                    19.83%
Capital Appreciation Fund (Class A)                86.60%                    76.34%
Capital Appreciation Fund (Class B)                85.59%                    80.59%
International Opportunities Fund (Class A)         18.11%                    11.62%
International Opportunities Fund (Class B)         17.32%                    12.32%
Stock Fund (Class A)                               40.38%                    32.66%
Stock Fund (Class B)                               39.48%                    34.48%
Dividend & Growth Fund (Class A)                   36.58%                    29.06%
Dividend & Growth Fund (Class B)                   35.58%                    30.58%
Advisers Fund (Class A)                            27.31%                    20.31%
Advisers Fund (Class B)                            26.46%                    21.46%
Bond Income Strategy Fund (Class A)                 9.57%                     4.64%
Bond Income Strategy Fund (Class B)                 8.78%                     3.78%

(1) PERFORMANCE RESULTS ARE HISTORICAL AND INCLUDE REINVESTMENT OF ALL DISTRIBUTIONS AND CHANGES IN NET ASSET VALUE. PERFORMANCE RESULTS DO NOT REFLECT SALES CHARGES.

(2) PERFORMANCE RESULTS ARE HISTORICAL AND INCLUDE REINVESTMENT OF ALL DISTRIBUTIONS AND CHANGES IN NET ASSET VALUE. PERFORMANCE RESULTS REFLECT THE EFFECT OF MAXIMUM SALES CHARGES. THE MAXIMUM SALES CHARGE FOR CLASS A SHARES IS 5.5% (4.5%, BOND INCOME STRATEGY). CLASS B SHARES REFLECT THE DEDUCTION OF THE CONTINGENT DEFERRED SALES CHARGE (CDSC) IN YEARS ONE THROUGH SIX OF 5%, 4%, 3%, 3%, 2%, 1% RESPECTIVELY.

    THE INVESTMENT RETURN AND PRINCIPAL VALUE OF THE FUND WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST.

--------------------------------------------------------------------------------
 ITT HARTFORD MONEY MARKET FUND, INC.
 SCHEDULE OF INVESTMENTS
JUNE 30, 1997 (UNAUDITED)

  PRINCIPAL                                            MARKET
   AMOUNT                                              VALUE
 -----------                                       --------------
 SHORT-TERM SECURITIES -- 89.5%
              CERTIFICATE OF DEPOSIT -- 1.2%
              Bank of Tokyo Mitsubishi
 $   300,000    5.66% due 08/29/97...............  $      300,000
                                                   --------------
              COMMERCIAL PAPER -- 86.1%
              Abbey National North America
     300,000    5.42% due 07/11/97...............         299,548
              Air Products & Chemicals
     300,000    5.65% due 07/18/97...............         299,200
              Allergan Inc.
     500,000    5.60% due 08/05/97...............         497,278
              American Home Products Corp.
     700,000    5.63% due 07/16/97...............         698,358
              American Honda Finance
     300,000    5.65% due 08/04/97...............         298,399
              ANZ (Delaware) Inc.
     300,000    5.60% due 07/02/97...............         299,953
              Aristar, Inc.
     750,000    5.67% due 09/08/97...............         741,849
              Avon Capital Corp.
     500,000    5.60% due 09/09/97...............         494,556
              Avon Capital Corp.
     300,000    5.65% due 07/31/97...............         298,588
              Credit Suisse First Boston
     300,000    5.65% due 07/28/97...............         298,729
              Daimler Benz N.A. Corp.
     300,000    5.61% due 08/04/97...............         298,411
              Daimler Benz N.A. Corp.
     300,000    5.39% due 08/05/97...............         298,428
              Eksportfinans A/S
     300,000    5.65% due 07/02/97...............         299,953
              Eksportfinans A/S
     500,000    5.62% due 08/11/97...............         496,800
              Finova Capital Corp.
     300,000    5.68% due 07/23/97...............         298,959
              Finova Capital Corp.
     300,000    5.42% due 07/11/97...............         299,548
              Ford Motor Credit Corp.
     500,000    5.57% due 07/28/97...............         497,911
              General Electric Capital Corp.
     500,000    5.56% due 08/28/97...............         495,521
              General Electric Capital Corp.
     360,000    5.55% due 07/08/97...............         359,612
              Gillette Co.
     376,000    5.60% due 07/10/97...............         375,474
              Goldman Sachs Group LP
     750,000    5.60% due 09/03/97...............         742,533
              GTE Corp.
     750,000    5.58% due 09/12/97...............         741,514
              Heinz, H.J. Company
     667,000    5.53% due 07/23/97...............         664,746
              MCI Communications
     300,000    5.44% due 07/14/97...............         299,411
              Merrill Lynch & Co.
     300,000    5.65% due 07/23/97...............         298,964
              Merrill Lynch & Co.
     300,000    5.63% due 07/23/97...............         298,968
              Monsanto Co.
     400,000    5.60% due 07/29/97...............         398,258
              National Rural Utilities
     300,000    5.56% due 07/07/97...............         299,722
              Nationsbank N.A.
     600,000    5.65% due 07/09/97...............         599,247
              Nationwide Building Society
     300,000    5.38% due 07/11/97...............         299,552

  PRINCIPAL                                            MARKET
   AMOUNT                                              VALUE
 -----------                                       --------------
              COMMERCIAL PAPER -- (CONTINUED)
              Nordbanken North America
 $   500,000    5.60% due 08/20/97...............  $      496,111
              Nordbanken North America
     300,000    5.62% due 07/01/97...............         300,000
              Pacific Dunlop Ltd.
     750,000    5.63% due 09/04/97...............         742,376
              Pearson Inc.
     600,000    5.60% due 07/01/97...............         600,000
              Penney (J.C.) Funding Co.
     750,000    5.50% due 09/08/97...............         742,022
              Province of Quebec
     700,000    5.59% due 08/21/97...............         694,457
              Rtz America Inc.
     750,000    5.60% due 09/04/97...............         742,417
              Sanwa Business Credit
     750,000    5.70% due 09/03/97...............         742,400
              Sharp Electronic Corp.
     500,000    5.57% due 07/18/97...............         498,685
              Sherwin Williams
     925,000    5.58% due 08/19/97...............         917,975
              Stanley Works
     600,000    5.62% due 08/14/97...............         595,879
              Sumitomo Bank
     600,000    5.78% due 08/12/97...............         595,954
              Svenska Handelsbanken, Inc.
     300,000    5.62% due 08/01/97...............         298,548
              Volkswagon of America
     300,000    5.64% due 07/21/97...............         299,060
              Zeneca Inc.
     500,000    5.60% due 08/22/97...............         495,956
              Zeneca Inc.
     300,000    5.63% due 07/22/97...............         299,015
                                                   --------------
                                                       21,650,845
                                                   --------------
              REPURCHASE AGREEMENT -- 2.2%
     543,000  Interest in repurchase agreement
                (U.S. Treasury obligations), in a
                joint trading account dated
                06/30/97 due 07/01/97 with a
                yield of 5.9% and maturity amount
                of $543,089......................  $      543,000
                                                   --------------
              Total short term securities........  $   22,493,845
                                                   --------------
                                                   --------------
 CORPORATE NOTES -- 10.5%
              General Motor Corp.
     780,000    5.852% due 04/17/98..............  $      780,173
              IBM Credit Corp.
     750,000    5.688% due 06/05/98..............         749,560
              Morgan Stanley Group
     500,000    5.763% due 05/18/98..............         500,000
              Sears Roebuck Acceptance Corp.
     300,000    5.616% due 10/02/97..............         299,963
              Wells Fargo
     300,000    5.632% due 09/05/97..............         300,042
                                                   --------------
              Total corporate notes..............  $    2,629,738
                                                   --------------
                                                   --------------
DIVERSIFICATION OF ASSETS:
Total short-term securities (cost
  $22,493,845)...............................   89.5%   $ 22,493,845
Total corporate notes (cost $2,629,738)......   10.5       2,629,738
                                               ------   ------------
Total investments (cost $25,123,583).........  100.0%   $ 25,123,583
                                               ------   ------------
                                               ------   ------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.

--------------------------------------------------------------------------------
 ITT HARTFORD BOND INCOME STRATEGY FUND, INC.
 SCHEDULE OF INVESTMENTS
JUNE 30, 1997 (UNAUDITED)

  PRINCIPAL                                      MARKET
   AMOUNT                                         VALUE
 -----------                                  -------------
 U.S. TREASURIES & FEDERAL AGENCIES -- 37.6%
              FEDERAL NATIONAL MORTGAGE
              ASSOCIATION -- 11.8%
              Pass-Throughs
 $ 3,900,000    6.00% due 05/01/12..........  $   3,757,408
                                              -------------
              U.S. TREASURY BONDS -- 3.7%
     280,000     6.50% due 11/15/26.........        268,363
      91,000     6.75% due 08/15/26.........         90,033
      30,000    7.875% due 08/15/21.........         33,431
     150,000    8.125% due 08/15/19.........        171,047
     500,000    8.875% due 05/15/17.........        608,750
                                              -------------
                                                  1,171,624
                                              -------------
              U.S. TREASURY NOTES -- 20.6%
     750,000     5.00% due 01/31/98.........        746,954
     570,000    5.625% due 11/30/98.........        567,328
     375,000     5.75% due 08/15/03.........        362,109
     100,000    5.875% due 11/15/05.........         95,688
     500,000     6.00% due 05/31/98.........        500,782
     600,000     6.25% due 06/30/98.........        602,625
     600,000     6.25% due 07/31/98.........        602,625
     400,000     6.50% due 05/31/01.........        402,250
     320,000    6.625% due 07/31/01.........        323,200
     500,000    6.875% due 08/31/99.........        507,500
     600,000    7.125% due 02/29/00.........        613,125
     300,000     7.25% due 05/15/04.........        312,656
     550,000     7.50% due 10/31/99.........        565,641
     350,000    7.875% due 11/15/04.........        377,563
                                              -------------
                                                  6,580,046
                                              -------------
              U.S. TREASURY STRIPS -- 1.5%
     300,000     0.00% due 08/15/15.........         46,356
     150,000     0.00% due 08/15/15.........         43,029
     400,000     5.875% due 10/31/98........        399,500
                                              -------------
                                                    488,885
                                              -------------
              Total U.S. treasuries &
                Federal agencies............  $  11,997,963
                                              -------------
                                              -------------
 CORPORATE NOTES -- 43.8%
              CABLE -- 4.0%
              Jones Intercable, Inc.
     300,000    8.875% due 04/01/07.........  $     303,000
              Lenfest Communications, Inc.
     250,000    8.375% due 11/01/05.........        245,938
              Rogers Cablesystems, Inc.
     200,000    9.625% due 08/01/02.........        210,500
              Tele-Communications, Inc. MTN
     500,000    6.580% due 02/15/05.........        510,734
                                              -------------
                                                  1,270,172
                                              -------------
              CHEMICALS -- 0.8%
              Terra Industries, Inc.
     250,000    10.50% due 06/15/05.........        270,625
                                              -------------
              COLLEGES -- 0.9%
              Massachusetts Institute of
              Technology
     300,000    7.25% due 11/2/2096.........        294,277
                                              -------------
              ENERGY & SERVICES -- 0.3%
              Gulf Canada Resources Ltd.
     100,000    8.35% due 08/01/06..........        105,750
                                              -------------

  PRINCIPAL                                      MARKET
   AMOUNT                                         VALUE
 -----------                                  -------------
 CORPORATE NOTES -- (CONTINUED)
              FINANCIAL SERVICES -- 13.4%
              Abbey National PLC
 $   500,000    6.69% due 10/17/05..........  $     489,075
              Bayerische Landesbank (NY)
     500,000    6.375% due 10/15/05.........        483,275
              Citicorp
     500,000    7.125% due 05/15/06.........        500,305
              Ford Motor Credit Co.
     500,000    6.125% due 01/09/06.........        468,102
              K Mart Corp.
     100,000    7.84% due 01/02/02..........         98,737
              Landeskreditbank
              Baden-Wuerttemnerg
     750,000    7.625% due 02/01/23.........        780,661
              Lehman Brothers Holdings, Inc.
     150,000    8.875% due 03/01/02.........        160,572
              Massachusetts Mutual Life
              Insurance Co.*
     500,000    7.625% due 11/15/23.........        497,390
              Phoenix Home Life Mutual
              Insurance Co.*
     500,000    6.95% due 12/01/06..........        486,360
              Societe Generale (NY)
     250,000    9.875% due 07/15/03.........        283,885
                                              -------------
                                                  4,248,362
                                              -------------
              FOOD, BEVERAGE & TOBACCO --
              0.9%
              Ralcorp Holdings Inc.
     250,000    8.75% due 09/15/04..........        275,672
                                              -------------
              FUNERAL/CEMETERY SERVICES --
              0.3%
              Loewen Group International,
              Inc.
     100,000    8.25% due 10/15/03..........        103,383
                                              -------------
              GAMING -- 0.3%
              Trump Atlantic City, Inc.
     100,000    11.25% due 05/01/06.........         97,500
                                              -------------
              HEALTH CARE -- 1.3%
              Tenet Healthcare Corp.
     100,000    8.00% due 01/15/05..........        100,250
              Tenet Healthcare Corp.
     300,000    7.875% due 01/15/03.........        299,250
                                              -------------
                                                    399,500
                                              -------------
              HOME BUILDING -- 0.5%
              U.S. Home Corp.
     150,000    7.95% due 03/01/01..........        149,413
                                              -------------
              MEDIA & SERVICES -- 0.3%
              Turner Broadcasting System
              Inc.
     100,000    7.40% due 02/01/04..........        100,172
                                              -------------
              PACKAGING & CONTAINERS -- 1.7%
              Domtar, Inc.
     425,000    9.50% due 08/01/16..........        439,875
              Owens-Illinois, Inc.
     100,000    8.10% due 05/15/07..........        102,122
                                              -------------
                                                    541,997
                                              -------------
              PAPER & FOREST PRODUCTS --
              1.6%
              Buckeye Cellulose Corp.
     300,000    8.50% due 12/15/05..........        300,000
              Quno Corp.
     200,000    9.125% due 05/15/05.........        215,000
                                              -------------
                                                    515,000
                                              -------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.

  PRINCIPAL                                      MARKET
   AMOUNT                                         VALUE
 -----------                                  -------------
 CORPORATE NOTES -- (CONTINUED)
              REAL ESTATE -- 1.6%
              Duke Realty LP
 $   250,000    7.25% due 09/22/02..........  $     251,946
              HMH Properties
     250,000    9.50% due 05/15/05..........        260,000
                                              -------------
                                                    511,946
                                              -------------
              RETAIL -- 3.2%
              K Mart Corp.
     100,000    7.55% due 07/27/04..........         95,706
              K Mart Corp.
     275,000    7.95% due 02/01/23..........        247,500
              Proffitt's Inc.
     200,000    8.125% due 05/15/04.........        200,500
              Specialty Retailers, Inc.
     250,000    8.50% due 07/15/05..........        251,875
              Stop and Shop Companies, Inc.
     200,000    9.75% due 02/01/02..........        220,884
                                              -------------
                                                  1,016,465
                                              -------------
              SHIPBUILDING -- 0.3%
              Newport News Shipbuilding Co.
     100,000    8.625% due 12/01/06.........        103,500
                                              -------------
              TELECOMMUNICATIONS -- 1.9%
              Comcast Cellular*
     300,000    9.50% due 05/01/07..........        300,750
              Rogers Cantel, Inc.
     200,000    9.375% due 06/01/08.........        210,750
              US West-1 A-2 1997*
      50,000    0.00% due 02/02/17..........         10,825
              Viacom, Inc.
     100,000    6.75% due 01/15/03..........         96,303
                                              -------------
                                                    618,628
                                              -------------
              TRANSPORTATION -- 5.5%
              Continental Airlines, Inc.
     100,000    9.50% due 12/15/01..........        104,500
              Continental Airlines, Inc.
              1997-1*
     750,000    7.461% due 10/01/16.........        758,722
              CSX Corp.*
     200,000    7.25% due 05/01/04..........        202,243
              Norfolk Southern Corp.
     200,000    7.80% due 05/15/27..........        205,701
              United Air Lines, Inc.
     400,000    9.75% due 08/15/21..........        478,391
                                              -------------
                                                  1,749,557
                                              -------------
              UTILITIES -- 5.0%
              Cleveland Electric
              Illuminating Co.
     250,000    7.13% due 07/01/07..........        253,750
              CMS Energy Corp.
     100,000    8.125% due 05/15/02.........        100,640
              Long Island Lighting Co.
     100,000    8.90% due 07/15/19..........        106,530
              Pacific Gas and Electric Co.
     300,000    7.05% due 03/01/24..........        289,033
              Pacific Gas and Electric Co.
     250,000    7.25% due 03/01/26..........        238,522
              Public Service Electric & Gas,
              MBIA-Insured
     125,000    7.00% due 09/01/24..........        117,620
              Public Service Electric & Gas,
              MBIA-Insured
  PRINCIPAL                                      MARKET
   AMOUNT                                         VALUE
 -----------                                  -------------
              UTILITIES -- (CONTINUED)
 $   250,000    6.75% due 01/01/16..........  $     235,235
              Southern Investments UK PLC
     250,000    6.80% due 12/01/06..........        244,225
                                              -------------
                                                  1,585,555
                                              -------------
              Total corporate notes.........  $  13,957,474
                                              -------------
                                              -------------
 FOREIGN/YANKEE BONDS & NOTES -- 4.6%
              FOREIGN GOVERNMENTS
              Banco Nacional de Comercio
              Exterior SNC
     100,000    7.25% due 02/02/04..........         93,188
              KFW International Finance,
              Inc.
     250,000    7.00% due 03/01/13..........        246,006
              Province of Quebec
     300,000    7.125% due 02/09/24.........        282,336
              Republica de Argentina Par
              Bonds
     450,000    5.50% due 03/31/23..........        312,180
              The Russian Federation*
     300,000    10.00% due 06/26/07.........        298,950
              United Mexican States Discount
              Bond
     250,000    6.84% due 12/31/19..........        232,500
                                              -------------
              Total foreign/yankee bonds &
                notes.......................  $   1,465,160
                                              -------------
                                              -------------
 COMMERICAL MORTGAGE BACKED SECURITIES -- 0.3%
              Nationsbank Corp. Series
              97-CTL1, Class A1
      91,827    7.421% due 06/22/24.........  $      93,663
                                              -------------
                                              -------------
 SUPRANATIONALS -- 1.5%
              Inter-American Development
              Bank
     450,000    8.50% due 05/01/01..........  $     479,493
                                              -------------
                                              -------------
 ENHANCED EQUIPMENT TRUST CERTIFICATES -- 0.4%
              Norwest Airlines Trust Series
              2
      93,846    11.30% due 06/21/14.........  $     115,115
                                              -------------
                                              -------------
 SHORT-TERM SECURITIES -- 11.8%
              REPURCHASE AGREEMENT
   3,765,000  Interest in repurchase
                agreement (U.S. Treasury
                obligations), in a joint
                trading account dated
                06/30/97 due 07/01/97 with a
                yield of 5.9% and maturity
                amount of $3,765,617........  $   3,765,000
                                              -------------
                                              -------------
DIVERSIFICATION OF ASSETS:
Total U.S. treasuries & Federal agencies
  (cost $11,956,509).........................   37.6%   $ 11,997,963
Total corporate notes (cost $13,895,116).....   43.8      13,957,474
Total foreign/yankee bonds & notes (cost
  $1,426,164)................................    4.6       1,465,160
Total commercial mortgage backed securities
  (cost $93,653).............................    0.3          93,663
Total supranationals (cost $475,683).........    1.5         479,493
Total enhanced equipment trust certificates
  (cost $115,429)............................    0.4         115,115
Total short-term securities (cost
  $3,765,000)................................   11.8       3,765,000
                                               ------   ------------
Total investment (cost $31,727,553)..........  100.0%   $ 31,873,868
                                               ------   ------------
                                               ------   ------------

* Security exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.

--------------------------------------------------------------------------------
 ITT HARTFORD ADVISERS FUND, INC.
 SCHEDULE OF INVESTMENTS
JUNE 30, 1997 (UNAUDITED)

                                              MARKET
  SHARES                                      VALUE
 --------                                  ------------
 COMMON STOCKS -- 66.6%
           AEROSPACE & DEFENSE -- 2.3%
   21,000  Boeing Co.....................  $  1,114,313
    8,500  United Technologies Corp......       705,500
                                           ------------
                                              1,819,813
                                           ------------
           BUSINESS SERVICES -- 0.7%
   10,200  Fluor Corp....................       562,913
                                           ------------
           COMMUNICATIONS EQUIPMENT --
           2.7%
  *10,000  Cisco Systems, Inc............       671,250
   12,000  Ericsson (L.M.) Telephone
             ADR.........................       472,500
    8,000  General Motors Class H........       462,000
    7,000  Lucent Technologies, Inc......       504,438
                                           ------------
                                              2,110,188
                                           ------------
           COMPUTERS & OFFICE EQUIPMENT
           -- 3.4%
  *11,000  Adaptec, Inc..................       382,250
  *12,000  EMC Corp......................       468,000
   11,000  International Business
             Machines Corp...............       992,063
   10,500  Xerox Corp....................       828,188
                                           ------------
                                              2,670,501
                                           ------------
           CONSUMER DURABLES -- .8%
  *17,000  Hertz Corp. Class A...........       612,000
           CONSUMER NON-DURABLES -- 4.3%
    6,000  Colgate Palmolive Co..........       391,500
    8,500  Estee Lauder Co. Class A......       427,125
    6,500  Gillette Co...................       615,875
   14,000  Kimberly-Clark Corp...........       696,500
    8,500  NIKE, Inc. Class B............       496,188
    5,400  Proctor & Gamble Co...........       762,750
                                           ------------
                                              3,389,938
                                           ------------
           CONSUMER SERVICES -- 1.9%
   21,500  McDonalds Corp................     1,038,719
  *19,500  Mirage Resorts, Inc...........       492,375
                                           ------------
                                              1,531,094
                                           ------------
           ELECTRONICS -- 4.6%
  *15,000  Analog Devices................       398,438
   36,000  General Electric Co...........     2,353,500
    6,600  Intel Corp....................       935,963
                                           ------------
                                              3,687,901
                                           ------------
           ENERGY & SERVICES -- 5.6%
    6,000  Amoco Corp....................       521,625
    8,500  Chevron Corp..................       628,469
   10,000  Exxon Corp....................       615,000
   20,000  Royal Dutch Petroleum Co......     1,087,500
    6,300  Schlumberger Ltd..............       787,500
   14,716  Union Pacific Resources Group,
             Inc.........................       366,061
   11,000  Unocal Corp...................       426,938
                                           ------------
                                              4,433,093
                                           ------------
           FINANCIAL SERVICES -- 11.6%
    5,000  Ace Ltd.......................       369,375
   12,000  Allstate Corp.................       876,000
   13,000  American Express Co...........       968,500
    4,000  American International Group,
             Inc.........................       597,500
   10,000  Associates First Capital
             Corp........................       555,000
   10,000  Citicorp......................     1,205,625
   10,000  Federal National Mortgage
             Association.................       436,250
    7,500  First Bank System, Inc........       640,313

                                              MARKET
  SHARES                                      VALUE
 --------                                  ------------
           FINANCIAL SERVICES --
           (CONTINUED)
    9,000  Marsh & McLennan..............  $    642,375
  17,2000  Merrill Lynch & Co., Inc......     1,025,550
   12,000  Schwab (Charles) Corp.........       488,250
   10,000  State Street Corp.............       462,500
   16,000  Travelers Group, Inc..........     1,009,000
                                           ------------
                                              9,276,238
                                           ------------
           FOOD, BEVERAGE & TOBACCO --
           1.6%
   13,000  Sara Lee Corp.................       541,125
    3,200  Unilever N.V..................       697,600
                                           ------------
                                              1,238,725
                                           ------------
           HEALTH CARE -- 10.1%
   11,500  Abbott Laboratories...........       767,625
   10,500  American Home Products
             Corp........................       803,250
    7,000  Bristol-Myers Squibb Co.......       567,000
   15,500  Columbia/HCA Healthcare
             Corp........................       609,344
   11,000  Johnson & Johnson.............       708,125
    8,500  Merck & Co., Inc..............       879,750
    6,500  Pfizer, Inc...................       776,750
   15,500  Pharmacia & Upjohn, Inc.......       538,625
    6,000  SmithKline Beecham PLC ADR....       549,750
  *10,000  Tenet Healthcare, Corp........       295,625
    9,800  United HealthCare Corp........       509,600
   *8,000  Vencor, Inc...................       338,000
    6,000  Warner-Lambert Co.............       745,500
                                           ------------
                                              8,088,944
                                           ------------
           INDUSTRIAL MATERIALS -- 3.2%
    9,000  Crown Cork and Seal, Inc......       480,938
   10,000  du Pont (E.I.) de Nemours &
             Co..........................       628,750
    8,600  Phelps Dodge Corp.............       732,613
  *20,000  Santa Fe International
             Corp........................       680,000
                                           ------------
                                              2,522,301
                                           ------------
           MANUFACTURING -- 1.3%
    4,000  Caterpillar, Inc..............       429,500
    6,000  Minnesota Mining &
             Manufacturing Co............       612,000
                                           ------------
                                              1,041,500
                                           ------------
           MEDIA & SERVICES -- 2.3%
   *8,000  Clear Channel
             Communications..............       492,000
   11,000  Gannett Co., Inc..............     1,086,250
   11,300  Gaylord Entertainment Class
             A...........................       260,606
                                           ------------
                                              1,838,856
                                           ------------
           RETAIL -- 4.9%
   14,000  CVS Corp......................       717,500
    9,000  Home Depot, Inc...............       620,438
  *14,500  Saks Holding, Inc.............       362,500
   10,000  Sears Roebuck & Co............       537,500
  *14,000  Toys "R" Us, Inc..............       490,000
   34,000  Wal-Mart Stores, Inc..........     1,149,625
                                           ------------
                                              3,877,563
                                           ------------
           SOFTWARE & SERVICES -- 2.5%
   *6,500  Computer Sciences Corp........       468,813
   13,500  First Data Corp...............       593,156
   *7,000  Microsoft Corp................       884,625
                                           ------------
                                              1,946,594
                                           ------------
           TRANSPORTATION -- 1.4%
   19,800  Southwest Airlines............       512,325

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.

                                              MARKET
  SHARES                                      VALUE
 --------                                  ------------
 COMMON STOCKS -- (CONTINUED)
           TRANSPORTATION -- (CONTINUED)
    9,000  Union Pacific Corp............  $    634,500
                                           ------------
                                              1,146,825
                                           ------------
           UTILITIES -- 1.4%
   18,000  SBC Communications, Inc.......     1,113,750
                                           ------------
           Total common stocks...........  $ 52,908,737
                                           ------------
                                           ------------
 PRINCIPAL
  AMOUNT
 --------
 U.S. TREASURIES & FEDERAL AGENCIES -- 30.9%
           FEDERAL HOME LOAN MORTGAGE
           ASSOCIATION -- 0.3%
 $232,224    6.50% due 5/01/26...........  $    222,573
                                           ------------
           GOVERNMENT NATIONAL MORTGAGE
           ASSOCIATION -- 2.2%
  223,058    6.50% due 04/15/26..........       213,230
 1,559,583   7.00% due 07/15/23 -
             04/15/26....................     1,537,033
                                           ------------
                                              1,750,263
                                           ------------
           U.S. TREASURY BONDS -- 3.8%
 1,900,000   6.25% due 08/15/23..........     1,758,095
 1,200,000   7.25% due 05/15/16..........     1,251,376
                                           ------------
                                              3,009,471
                                           ------------
           U.S. TREASURY NOTES -- 24.6%
  300,000    5.125% due 04/30/98.........       298,500
 4,200,000    5.75% due 08/15/03.........     4,055,625
 2,250,000   5.875% due 10/31/98.........     2,247,188
 2,000,000    6.25% due 05/31/00.........     2,001,241
 2,550,000   6.375% due 08/15/02.........     2,548,406
 2,900,000    6.50% due 10/15/06.........     2,887,313
 5,200,000    7.50% due 02/15/05.........     5,502,250
                                           ------------
                                             19,540,532
                                           ------------
           Total U.S. Treasuries &
             Federal agencies............  $ 24,522,830
                                           ------------
                                           ------------
 PRINCIPAL                                    MARKET
  AMOUNT                                      VALUE
 --------                                  ------------
 SHORT-TERM SECURITIES -- 2.5%

           REPURCHASE AGREEMENT
 $2,019,000 Interest in repurchase
             agreement (U.S. Treasury
             obligations), in a joint
             trading account dated
             6/30/97 due 7/01/97 with a
             yield of 5.9427% and
             maturity amount of
             $2,019,333..................  $  2,019,000
                                           ------------
                                           ------------

DIVERSIFICATION OF ASSETS:
Total common stocks (cost $44,206,766).......   66.6%   $52,908,737
Total U.S. Treasuries & Federal agencies
  (cost $24,466,919).........................   30.9     24,522,830
Total short-term securities (cost
  $2,019,000)................................    2.5      2,019,000
                                               ------   -----------
Total investment in securities
  (Identified cost $70,692,685)..............  100.0%   $79,450,567
                                               ------   -----------
                                               ------   -----------
* Non-income producing during the period

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.

--------------------------------------------------------------------------------
 ITT HARTFORD DIVIDEND AND GROWTH FUND, INC.
 SCHEDULE OF INVESTMENTS
JUNE 30, 1997 (UNAUDITED)

                                                 MARKET
   SHARES                                         VALUE
 -----------                                  -------------
 COMMON STOCKS -- 93.5%
              AEROSPACE & DEFENSE -- 2.0%
       3,100  Northrop Grumman Corp.........  $     272,219
       4,600  United Technologies Corp......        381,800
                                              -------------
                                                    654,019
                                              -------------
              BUSINESS SERVICES -- 0.5%
       5,500  Browning Ferris Industries,
                Inc.........................        182,875
                                              -------------
              COMPUTERS & OFFICE
              EQUIPMENT -- 2.3%
       9,600  Xerox Corp....................        757,200
                                              -------------
              CONSUMER DURABLES -- 2.4%
       4,100  Ford Motor Co.................        154,775
       4,000  Genuine Parts Co..............        135,500
       5,500  Goodyear Tire & Rubber Co.....        348,219
       5,800  ITT Industries, Inc...........        149,350
                                              -------------
                                                    787,844
                                              -------------
              CONSUMER NON-DURABLES -- 4.3%
       5,700  Avon Products.................        402,206
       9,100  Colgate Palmolive Co..........        593,775
       8,700  Kimberly-Clark Corp...........        432,825
                                              -------------
                                                  1,428,806
                                              -------------
              CONSUMER SERVICES -- 1.1%
       4,800  Eastman Kodak.................        368,400
                                              -------------
              ELECTRONICS -- 5.0%
       9,800  Amp, Inc.                             409,150
      19,400  General Electric Co...........      1,268,275
                                              -------------
                                                  1,677,425
                                              -------------
              ENERGY & SERVICES -- 10.7%
       7,700  Ashland, Inc..................        357,088
      11,500  Chevron Corp..................        850,281
       5,800  Exxon Corp....................        356,700
       7,700  Pennzoil Co...................        590,975
       8,400  Phillips Petroleum............        367,500
      10,400  Royal Dutch Petroleum.........        565,500
      16,700  USX-Marathon Group............        482,213
                                              -------------
                                                  3,570,257
                                              -------------
              FINANCIAL SERVICES -- 15.8%
       7,800  Allstate Corp.................        569,400
       7,300  American Express Co...........        543,850
      11,500  Citicorp......................      1,386,469
       8,700  Compass Bancshares, Inc.......        292,538
      13,600  First Bank System, Inc........      1,161,100
       4,200  First Union Corp..............        388,500
       6,000  Marsh & McLennan Cos., Inc....        428,250
       7,800  Pacific Century Financial
                Corp........................        360,750
       3,200  Peoples Heritage Financial
                Group.......................        121,200
       2,600  Pinnacle West Capital Corp....         78,163
                                              -------------
                                                  5,330,220
                                              -------------
              FOOD, BEVERAGE & TOBACCO --
              8.3%
      29,250  Flowers Industries, Inc.......        491,766
       7,500  General Mills Co..............        488,438
       8,500  Interstate Bakeries...........        504,156
      12,000  McCormick & Co................        303,000
      22,100  Philip Morris Companies,
                Inc.........................        980,688
                                              -------------
                                                  2,768,048
                                              -------------

   SHARES                                        MARKET
 -----------                                      VALUE
                                              -------------
              HEALTH CARE -- 12.4%
       6,200  Abbott Laboratories...........  $     413,850
       8,300  American Home Products
                Corp........................        634,950
       7,500  Bard C.R., Inc................        272,344
       7,100  Bristol-Myers Squibb Co.......        575,100
       6,500  Merck & Co., Inc..............        672,750
      20,700  Pharmacia & Upjohn, Inc.......        719,325
       7,000  Warner-Lambert Co.............        869,750
                                              -------------
                                                  4,158,069
                                              -------------
              INDUSTRIAL MATERIALS -- 5.1%
       4,100  Calgon Carbon Corp............         56,888
       2,100  Crompton & Knowles Corp.......         46,725
         200  Dow Chemical Co...............         17,425
       5,600  du Pont E.I. de Nemours &
                Co..........................        352,100
       2,400  Eastman Chemical Co...........        152,400
       6,900  Geon Co.......................        139,725
       2,100  Imperial Chemical ADR.........        119,438
       8,900  International Paper Co........        432,206
       2,500  Nalco Chemical Co.............         96,563
       5,800  Weyerhaeuser Co...............        301,600
                                              -------------
                                                  1,715,070
                                              -------------
              MANUFACTURING -- 2.0%
       4,800  Cooper Industries.............        238,800
       3,100  Dane Corp.....................        117,800
       3,000  Minnesota Mining &
                Manufacturing Co............        306,000
                                              -------------
                                                    662,600
                                              -------------
              MEDIA & SERVICES -- 1.8%
       1,400  Cognizant Corp................         56,700
       5,400  Gannett Co., Inc..............        533,250
                                              -------------
                                                    589,950
                                              -------------
              REAL ESTATE -- 0.9%
       6,900  Liberty Property Trust........        171,638
       5,200  Nationwide Health Properties,
                Inc.........................        114,400
                                              -------------
                                                    286,038
                                              -------------
              RETAIL -- 3.0%
       8,800  Mercantile Stores, Inc........        553,850
       8,100  Sears, Roebuck & Co...........        435,375
                                              -------------
                                                    989,225
                                              -------------
              SOFTWARE & SERVICES -- 0.2%
         800  Microsoft Corp. Class A.......         69,600
                                              -------------
              TRANSPORTATION -- 1.0%
       4,600  Union Pacific Corp............        324,300
                                              -------------
              UTILITIES -- 14.7%
       4,700  Ameritech Corp................        319,306
       4,900  AT&T Corp.....................        171,806
      12,100  BellSouth Corp................        561,138
       3,700  Cinergy Corp..................        128,806
       6,100  DGE, Inc......................        172,325
       4,900  DPL, Inc......................        120,663
       7,200  Duke Energy Corp..............        345,150
       5,000  Edison International..........        124,375
       6,200  GPU, Inc......................        222,425
       2,900  Illinova Corp.................         63,800
       2,200  MCN Energy Group, Inc.........         67,375
       4,100  NE Electric System............        151,700
       6,100  NIPSCO Industries, Inc........        252,006

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.

   SHARES                                        MARKET
 -----------                                      VALUE
                                              -------------
 COMMON STOCKS -- (CONTINUED)
              UTILITIES -- (CONTINUED)
       4,500  NYNEX Corp....................  $     259,313
       4,700  Pacific Enterprises...........        158,038
       1,500  Powergen PLC ADR..............         72,750
       4,900  Public Service Co. of
                Colorado....................        203,350
       8,100  SBC Communications, Inc.......        501,188
       3,200  Scana Corp....................         79,400
       5,500  Sprint Corp...................        289,438
       5,600  Texas Utilities Co............        192,850
      11,300  The Southern Co...............        247,180
       6,900  U.S. West Communications
                Group.......................        260,044
                                              -------------
                                                  4,964,434
                                              -------------
              Total common stocks...........  $  31,284,372
                                              -------------
                                              -------------
 CONVERTIBLE PREFERRED STOCKS -- 2.7%
              ENERGY & SERVICES -- 0.9%
      10,000  Sun Company Pfd...............        303,750
                                              -------------
              INDUSTRIAL MATERIALS -- 0.9%
       5,300  Unocal Capital Trust..........        303,425
                                              -------------
              MEDIA & SERVICES -- 0.9%
       5,400  American Radio................        302,400
                                              -------------
              Total convertible preferred
                stocks......................  $     909,575
                                              -------------
                                              -------------
  PRINCIPAL                                      MARKET
   AMOUNT                                         VALUE
 -----------                                  -------------
 PREFERRED STOCKS -- 1.1%

              AEROSPACE & DEFENSE -- 1.1%
 $     7,600  Loral Space & Communications
                Ltd.........................  $     378,100
                                              -------------
                                              -------------
 SHORT-TERM SECURITIES -- 2.7%
              REPURCHASE AGREEMENT
     907,000  Interest in repurchase
                agreement (U.S. Treasury
                obligations), in a joint
                trading account dated
                06/30/97 due 07/01/97 with a
                yield of 5.9427% and
                maturity amount of
                $907,150....................  $     907,000
                                              -------------
                                              -------------

DIVERSIFICATION OF ASSETS:
Total common stocks (cost $27,833,714).......    93.5%    $31,284,372
Total convertible preferred stocks (cost
  $859,516)..................................     2.7         909,575
Total preferred stocks (cost $401,825).......     1.1         378,100
Total short-term securities (cost
  $907,000)..................................     2.7         907,000
                                               --------   -----------
Total investments (cost $30,002,055).........   100.0%    $33,479,047
                                               --------   -----------
                                               --------   -----------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.

--------------------------------------------------------------------------------
 ITT HARTFORD STOCK FUND, INC.
 SCHEDULE OF INVESTMENTS
JUNE 30, 1997 (UNAUDITED)

                                                  MARKET
   SHARES                                          VALUE
 -----------                                  ---------------
 COMMON STOCKS -- 94.4%
              AEROSPACE & DEFENSE -- 3.4%
      12,000  Boeing Co.....................  $       636,750
       4,500  United Technologies Corp......          373,500
                                              ---------------
                                                    1,010,250
                                              ---------------
              BUSINESS SERVICES -- 0.9%
       5,200  Fluor Corp....................          275,938
                                              ---------------
              COMMUNICATIONS EQUIPMENT --
              3.2%
      *4,700  Cisco Systems, Inc............          315,488
       6,000  Ericsson (L.M.) Telephone
                ADR.........................          236,250
       4,000  General Motors Class H........          231,000
       2,500  Lucent Technologies...........          180,156
                                              ---------------
                                                      962,894
                                              ---------------
              COMPUTERS & OFFICE EQUIPMENT
              -- 4.7%
      *5,000  Adaptec, Inc..................          173,750
      *6,000  EMC Corp......................          234,000
       6,000  International Business
                Machines Corp...............          541,125
       5,800  Xerox Corp....................          457,475
                                              ---------------
                                                    1,406,350
                                              ---------------
              CONSUMER DURABLES -- 1.2%
     *10,000  Hertz Corp. Class A...........          360,000
                                              ---------------
              CONSUMER NON-DURABLES -- 5.4%
       2,800  Colgate Palmolive Co..........          182,700
       3,600  Estee Lauder Co. Class A......          180,900
       3,000  Gillette Co...................          284,250
       8,000  Kimberly-Clark Corp...........          398,000
       5,000  NIKE, Inc. Class B............          291,875
       2,000  Proctor & Gamble Co...........          282,500
                                              ---------------
                                                    1,620,225
                                              ---------------
              CONSUMER SERVICES -- 0.9%
     *11,000  Mirage Resorts, Inc...........          277,750
                                              ---------------
              ELECTRONICS -- 6.7%
      *7,000  Analog Devices................          185,938
      20,000  General Electric Co...........        1,307,500
       3,500  Intel Corp....................          496,344
                                              ---------------
                                                    1,989,782
                                              ---------------
              ENERGY & SERVICES -- 7.9%
       3,200  Amoco Corp....................          278,200
       4,300  Chevron Corp..................          317,931
       4,800  Exxon Corp....................          295,200
      11,200  Royal Dutch Petroleum Co......          609,000
       3,500  Schlumberger Ltd..............          437,500
       7,000  Union Pacific Resources Group,
                Inc.........................          174,125
       6,000  Unocal Corp...................          232,875
                                              ---------------
                                                    2,344,831
                                              ---------------
              FINANCIAL SERVICES -- 16.6%
       2,000  Ace Ltd.......................          147,750
       8,000  Allstate Corp.................          584,000
       7,000  American Express Co...........          521,500
       2,000  American International Group,
                Inc.........................          298,750
       5,000  Associates First Capital
                Corp........................          277,500
       5,500  Citicorp......................          663,094
       5,000  Federal National Mortgage
                Association.................          218,125
       4,000  First Bank System, Inc........          341,500
       5,000  Marsh & McLennan Cos., Inc....          356,875
       8,000  Merrill Lynch & Co., Inc......          477,000

   SHARES                                         MARKET
 -----------                                       VALUE
                                              ---------------
              FINANCIAL SERVICES --
              (CONTINUED)
       6,000  Schwab (Charles) Corp.........  $       244,125
       6,000  State Street Corp.............          277,500
       8,566  Travelers Group, Inc..........          540,193
                                              ---------------
                                                    4,947,912
                                              ---------------
              FOOD, BEVERAGE & TOBACCO --
              2.4%
       7,000  Sara Lee Corp.................          291,375
       2,000  Unilever N.V. New York
                Shares......................          436,000
                                              ---------------
                                                      727,375
                                              ---------------
              HEALTH CARE -- 14.5%
       7,000  Abbott Laboratories...........          467,250
       6,000  American Home Products
                Corp........................          459,000
       3,500  Bristol-Myers Squibb Co.......          283,500
       9,000  Columbia/HCA Healthcare
                Corp........................          353,813
       6,000  Johnson & Johnson.............          386,250
       5,000  Merck & Co., Inc..............          517,500
       4,000  Pfizer, Inc...................          478,000
       9,000  Pharmacia & Upjohn, Inc.......          312,750
       3,000  SmithKline Beecham PLC ADR....          274,875
      *6,000  Tenet Healthcare, Corp........          177,375
       5,000  United HealthCare Corp........          260,000
      *2,000  Vencor, Inc...................           84,500
       2,100  Warner-Lambert Co.............          260,925
                                              ---------------
                                                    4,315,738
                                              ---------------
              INDUSTRIAL MATERIALS -- 4.6%
       4,500  Crown Cork & Seal, Inc........          240,469
       6,000  du Pont (E.I.) de Nemours &
                Co..........................          377,250
       4,000  Phelps Dodge Corp.............          340,750
     *12,000  Santa Fe International
                Corp........................          408,000
                                              ---------------
                                                    1,366,469
                                              ---------------
              MANUFACTURING -- 1.6%
       1,500  Caterpillar, Inc..............          161,063
       3,000  Minnesota Mining &
                Manufacturing Co............          306,000
                                              ---------------
                                                      467,063
                                              ---------------
              MEDIA & SERVICES -- 3.1%
      *4,000  Clear Channel
                Communications..............          246,000
       6,000  Gannett Co., Inc..............          592,500
       3,000  Gaylord Entertainment Class
                A...........................           69,188
                                              ---------------
                                                      907,688
                                              ---------------
              RETAIL -- 9.5%
       7,500  CVS Corp......................          384,375
       5,000  Home Depot, Inc...............          344,688
      12,000  McDonalds Corp................          579,750
      *9,000  Saks Holding, Inc.............          225,000
       6,000  Sears Roebuck & Co............          322,500
      *8,000  Toys "R" Us, Inc..............          280,000
      20,000  Wal-Mart Stores, Inc..........          676,250
                                              ---------------
                                                    2,812,563
                                              ---------------
              SOFTWARE & SERVICES -- 3.5%
      *3,000  Computer Sciences Corp........          216,375
       7,000  First Data Corp...............          307,563
      *4,000  Microsoft Corp................          505,500
                                              ---------------
                                                    1,029,438
                                              ---------------
              TRANSPORTATION -- 2.2%
      11,000  Southwest Airlines Co.........          284,621

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.

   SHARES                                         MARKET
 -----------                                       VALUE
                                              ---------------
 COMMON STOCKS -- (CONTINUED)
              TRANSPORTATION -- (CONTINUED)
       5,200  Union Pacific Corp............  $       366,600
                                              ---------------
                                                      651,251
                                              ---------------
              UTILITIES -- 2.1%
      10,000  SBC Communications, Inc.......          618,750
                                              ---------------
              Total common stocks...........  $    28,092,237
                                              ---------------
                                              ---------------
  PRINCIPAL
   AMOUNT
 -----------
 SHORT-TERM SECURITIES -- 5.6%
              REPURCHASE AGREEMENT
 $ 1,660,000  Interest in repurchase
                agreement (U.S. Treasury
                obligations), in a joint
                trading account dated
                06/30/97 due 07/01/97 with a
                yield of 5.9427% and
                maturity amount of
                $1,660,274..................  $     1,660,000
                                              ---------------
                                              ---------------

                                                          MARKET
                                                           VALUE
                                                        -----------
DIVERSIFICATION OF ASSETS:
Total common stocks (cost $24,188,882).......   94.4%   $28,092,241
Total short-term securities (cost
  $1,660,000)................................    5.6      1,660,000
                                               ------   -----------
Total investment in securities
  (Identified cost $25,848,882)..............  100.0%   $29,752,237
                                               ------   -----------
                                               ------   -----------

* Non-income producing for the period.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.

--------------------------------------------------------------------------------
 ITT HARTFORD CAPITAL APPRECIATION FUND, INC.
 SCHEDULE OF INVESTMENTS
JUNE 30, 1997 (UNAUDITED)

                                                           MARKET
   SHARES                                                  VALUE
 ----------                                             ------------
 COMMON STOCKS -- 97.8%
             BUSINESS SERVICES -- 2.9%
     *5,000  Cort Business Service Corp...............  $    147,500
    *50,000  Euronet Service Inc......................       553,125
    *50,500  U.S. Office Products Co..................     1,543,406
                                                        ------------
                                                           2,244,031
                                                        ------------
             COMMUNICATIONS EQUIPMENT -- 7.9%
    *65,000  Elsag Bailey Process Automation N.V......     1,194,375
    *20,000  Gilat Satellite Network..................       665,000
    *95,000  Mosaix Inc...............................     1,294,375
    *41,200  Oak Industries, Inc......................     1,184,500
    *13,000  RF Micron Devices Inc....................       248,625
     60,000  Scitex Corp. ORD.........................       528,750
    *20,800  3 Com Corp...............................       936,000
                                                        ------------
                                                           6,051,625
                                                        ------------
             COMPUTERS & OFFICE EQUIPMENT -- 4.6%
     28,400  Cerner Corp..............................       596,400
    *66,000  Creative Technologies....................     1,122,000
    *46,000  EMC Corp.................................     1,794,000
                                                        ------------
                                                           3,512,400
                                                        ------------
             CONSUMER DURABLES -- 2.4%
    *76,700  Ugly Duckling Corp.......................     1,188,850
    *34,000  United Auto Group Inc....................       673,625
                                                        ------------
                                                           1,862,475
                                                        ------------
             CONSUMER NON-DURABLES -- 1.5%
   *110,000  Carson Inc...............................     1,182,500
                                                        ------------
             CONSUMER SERVICES -- 4.9%
    *40,000  Cheesecake Factory.......................       840,000
     57,000  International Game Technology............     1,011,750
    *20,000  Mirage Resorts, Inc......................       505,000
    *56,700  WMS Industries Inc.......................     1,421,044
                                                        ------------
                                                           3,777,794
                                                        ------------
             ELECTRONICS -- 13.6%
    *60,000  Cable Design Technologies................     1,766,250
   *182,000  Clare Corp...............................     2,866,500
    *40,800  DSP Communication Inc....................       448,800
    *65,000  Genrad Inc...............................     1,470,625
     32,000  Philips N.V. ADR.........................     2,300,000
    *20,000  Rambus Inc...............................       930,000
    *21,000  Vishay Intertechnology...................       607,688
                                                        ------------
                                                          10,389,863
                                                        ------------
             ENERGY & SERVICES -- 4.1%
   *250,000  Arakis Energy Corp.......................       945,313
   *240,000  Hurricane Hydrocarbons...................       869,844
     18,000  Transocean Offshore......................     1,307,250
                                                        ------------
                                                           3,122,407
                                                        ------------
             FINANCIAL SERVICES -- 13.4%
          1  Aegon N.V................................            36
    *80,600  Firstplus Financial Group................     2,740,400
     12,000  Legg Mason Inc...........................       645,750
     32,000  MMI Companies, Inc.......................       836,000
     45,000  NAC Re Corp..............................     2,176,875
    *40,000  Providian Financial Corp.................     1,285,000
     24,000  The Money Store..........................       688,500

   SHARES                                                  MARKET
 ----------                                                VALUE
                                                        ------------
             FINANCIAL SERVICES -- (CONTINUED)
    *35,000  Unibanco GDR.............................  $  1,299,375
     23,500  United Cos. Financial Corp...............       663,875
                                                        ------------
                                                          10,335,811
                                                        ------------
             FOOD, BEVERAGE & TOBACCO -- 0.1%
      2,700  Dreyers Grand Ice Cream Inc..............       106,650
                                                        ------------
             FOREIGN SECURITIES -- 2.4%
    320,000  Corporation Geo S.A. B...................     1,831,799
                                                        ------------
             HEALTH CARE -- 7.2%
    *60,000  Genzyme Corp.............................     1,665,000
    *16,300  Idexx Laboratories.......................       202,731
       *900  IDX Systems Corp.........................        31,050
    *50,000  Multicare Cos............................     1,368,750
    *60,000  Perrigo..................................       750,000
   *250,000  PerSeptive Biosystems Inc................     1,531,250
                                                        ------------
                                                           5,548,781
                                                        ------------
             INDUSTRIAL MATERIALS -- 4.0%
      3,500  Giant Industries Inc.....................       553,438
     15,000  Phelps Dodge Corp........................     1,277,813
    *40,000  Titanium Metals Corp.....................     1,265,000
                                                        ------------
                                                           3,096,251
                                                        ------------
             MANUFACTURING -- 4.3%
    *47,300  Ballantyne of Omaha......................       851,400
    *60,000  Covance Inc..............................     1,158,750
     50,000  Stewart & Stevenson......................     1,300,000
                                                        ------------
                                                           3,310,150
                                                        ------------
             MEDIA & SERVICES -- 2.7%
    *50,000  Alternative Resources Corp...............     1,018,750
    *28,000  Outdoor Systems Inc......................     1,071,000
                                                        ------------
                                                           2,089,750
                                                        ------------
             RETAIL -- 7.5%
     45,000  CUC International........................     1,161,563
    *70,000  Gadzooks Inc.............................     1,365,000
    *70,000  OfficeMax Inc............................     1,010,625
    *50,000  Saks Holding, Inc........................     1,250,000
    *50,000  Viking Office Products Inc...............       950,000
                                                        ------------
                                                           5,737,188
                                                        ------------
             SOFTWARE & SERVICES -- 10.2%
    *55,700  Avant Corp...............................     1,799,806
    *32,050  Cadence Design Systems Inc...............     1,073,675
    *45,000  Metacreations Corp.......................       495,000
    *25,200  Parametric Tech Corp.....................     1,072,575
    *45,000  Platinum Technology Inc..................       596,250
    *45,000  Rational Software Corp...................       756,560
   *100,000  Simulation Services Inc..................     1,525,000
    *30,000  Smallworldwide PLC ADR...................       510,000
                                                        ------------
                                                           7,828,866
                                                        ------------
             TRANSPORTATION -- 1.9%
    *65,000  Hvide Marine Inc. Class A................     1,438,125
                                                        ------------
             UTILITIES -- 2.2%
    *10,000  ACC Corp.................................       308,750
    *70,000  Calpine Corp.............................     1,330,000

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.

   SHARES                                                  MARKET
 ----------                                                VALUE
                                                        ------------
 COMMON STOCKS -- (CONTINUED)
             UTILITIES -- (CONTINUED)
     *2,000  Worldcom Inc.............................  $     64,000
                                                        ------------
                                                           1,702,750
                                                        ------------
             Total common stocks......................  $ 75,169,216
                                                        ------------
                                                        ------------
 PRINCIPAL
   AMOUNT
 ----------

 SHORT-TERM SECURITIES -- 2.2%
             REPURCHASE AGREEMENT
 $1,720,000  Interest in repurchase agreement (U.S.
               Treasury obligations), in a joint
               trading account dated 06/30/97 due
               07/01/97 with a yield of 5.9427% and
               maturity amount of $1,720,284..........     1,720,000
                                                        ------------
                                                        ------------
                                                           MARKET
                                                           VALUE
                                                        ------------
 DIVERSIFICATION OF ASSETS:

Total common stocks (cost $64,393,327).....   97.8 %  $75,169,216
Total short-term securities (cost
  $1,720,000)..............................    2.2      1,720,000
                                             ------   -----------
Total investment in securities
  (Identified cost $66,113,327)............  100.0 %  $76,889,216
                                             ------   -----------
                                             ------   -----------
* Non-income producing during the period

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.

--------------------------------------------------------------------------------
 ITT HARTFORD SMALL COMPANY FUND, INC.
 SCHEDULE OF INVESTMENTS
JUNE 30, 1997 (UNAUDITED)

                                                     MARKET
   SHARES                                            VALUE
 ----------                                       ------------
 COMMON STOCKS -- 78.4%
             AEROSPACE & DEFENSE -- 2.0%
     *4,800  Gulfstream Aerospace Corp..........  $    141,600
      2,300  Precision Castparts Corp...........       137,138
                                                  ------------
                                                       278,738
                                                  ------------
             BUSINESS SERVICES -- 4.0%
     *2,400  American Residential Services......        55,800
     *4,400  Borg-Warner Security Corp..........        78,650
     *2,800  Ingram Micro Inc. Class A..........        67,550
     *3,200  Services Experts Inc...............        78,400
     *3,460  Tetra Technologies, Inc............        85,635
     *6,900  U.S. Office Products Co............       210,881
                                                  ------------
                                                       576,916
                                                  ------------
             COMMUNICATIONS EQUIPMENT -- 4.6%
     *5,670  Gilat Satellite Networks Ltd.......       188,528
     *4,400  Natural Microsystems Corp..........       158,400
     *3,800  Oak Industries, Inc................       109,250
    *15,990  Transwitch Corp....................       135,915
     *4,860  Videoserver, Inc...................        64,395
                                                  ------------
                                                       656,488
                                                  ------------
             CONSUMER SERVICES -- 2.9%
      3,100  Callaway Golf Co...................       110,050
     *7,190  Golden Bear Golf, Inc..............        85,381
     *7,600  Prime Hospitality Corp.............       150,100
     *3,000  WMS Industries Inc.................        75,188
                                                  ------------
                                                       420,719
                                                  ------------
             ENERGY & SERVICES -- 1.9%
     *3,000  Falcon Drilling Co., Inc...........       172,875
     *5,200  Input Output Inc...................        94,250
                                                  ------------
                                                       267,125
                                                  ------------
             FINANCIAL SERVICES -- 19.5%
      3,730  Compass Bancshares Inc.............       125,421
      3,160  Cullen/Frost Bankers Inc...........       133,905
      2,700  Finova Group, Inc..................       206,550
     *7,100  Firstplus Financial Group..........       241,400
      3,500  Frontier Insurance Group...........       226,625
     *4,000  Hamilton Bancorp Inc...............       107,000
     *6,390  Investment Technology Group........       171,731
     *8,000  ITLA Capital Corp..................       130,000
      1,200  Jefferies Group Inc................        68,400
      3,600  Legg Mason, Inc....................       193,725
      2,640  MMI Companies, Inc.................        68,970
      2,400  Morgan Keegan......................        47,700
      5,330  Peoples Heritage Financial Group...       201,874
      3,700  Piper Jaffray Cos..................        75,850
     *2,800  Prepaid Legal Services, Inc........        59,150
      4,100  Raymond James Financial Inc........       112,238
      3,070  Reinsurance Group of America.......       176,525
      8,490  Resource Bancshares Mortgage
               Group............................       167,678
     *5,000  Unibanco GDR.......................       185,625
      2,520  Wilmington Trust Corp..............       115,290
                                                  ------------
                                                     2,815,657
                                                  ------------
             FOOD, BEVERAGE & TOBACCO -- 2.3%
     *3,100  Consolidated Cigar Holdings Inc....        86,025
     *4,200  General Cigar Holdings Inc.........       123,638
     *2,670  Robert Mondavi Corp. Class B.......       126,158
                                                  ------------
                                                       335,821
                                                  ------------

   SHARES                                            MARKET
 ----------                                          VALUE
                                                  ------------
             HEALTH CARE -- 9.5%
     *2,600  Genesis Health Ventures, Inc.......  $     87,750
     *3,490  IDX Systems Corp...................       120,405
     *5,930  Magainin Pharmaceuticals, Inc......        42,993
     *6,100  Magellan Health Services, Inc......       179,950
      4,600  McKesson Corp......................       356,500
     *4,700  Medpartners, Inc...................       101,638
     *5,500  Multicare Cos......................       150,563
     *6,560  NABI, Inc..........................        43,460
     *2,300  PerSeptive Biosystems Inc..........        14,088
     *6,050  Vencor, Inc........................       255,613
                                                  ------------
                                                     1,352,960
                                                  ------------
             INDUSTRIAL MATERIALS -- 2.4%
     *6,000  Noble Drilling Corp................       135,375
      3,100  Pittston Burlington Group..........        87,188
     *2,500  UCAR International Inc.............       114,375
                                                  ------------
                                                       336,938
                                                  ------------
             MANUFACTURING -- 2.4%
     *8,200  Ballantyne of Omaha................       147,600
     *2,000  Doncasters PLC ADR.................        46,250
      5,390  Memtec Ltd. ADR....................       145,530
                                                  ------------
                                                       339,380
                                                  ------------
             MEDIA & SERVICES -- 2.9%
      3,500  McClatchy Newspapers Class A.......       102,813
     *6,590  Pegasus Communications Corp........        73,314
    *10,000  Playboy Enterprises Class B........       115,625
     *7,680  Western Wireless Corp. Class A.....       121,920
                                                  ------------
                                                       413,672
                                                  ------------
             RETAIL -- 4.2%
     *7,000  Gadzooks Inc.......................       136,500
     *7,500  Golden Books Family
               Entertainment....................        93,750
     *2,380  Hot Topic Inc......................        53,550
     *8,700  Saks Holding Inc...................       217,500
     *7,280  Urban Outfitters Inc...............       101,920
                                                  ------------
                                                       603,220
                                                  ------------
             SOFTWARE & SERVICES -- 10.7%
     *3,520  Bisys Group, Inc...................       146,960
     *5,430  Boole & Babbage, Inc...............       115,388
     *3,400  Cadence Design Systems Inc.........       113,900
    *12,700  Cayenne Software Inc...............        42,069
     *3,250  Ceridian Corp......................       137,313
     *4,700  DST Systems Inc....................       156,569
     *4,430  IKOS Systems Inc...................        94,691
     *5,790  Mercury Interactive Corp...........        86,126
     *9,570  Optika Imaging Systems.............        47,850
     *4,650  Plantinum Technology Inc...........        61,613
     *2,800  Policy Management Systems Co.......       131,600
     *6,720  Premenos Technology Corp...........        57,120
     *7,230  Rational Software Corp.............       121,554
     *4,500  Simulation Services Inc............        68,625
     *4,810  Sterling Software, Inc.............       150,313
                                                  ------------
                                                     1,531,691
                                                  ------------
             TRANSPORTATION -- 5.7%
      5,680  Air Express International Corp.....       225,780
     *4,600  Budget Group Inc...................       158,700
     *8,700  M.S. Carriers......................       218,588
     *3,660  Swift Transportation...............       107,970

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.

   SHARES                                            MARKET
 ----------                                          VALUE
                                                  ------------
 COMMON STOCKS -- (CONTINUED)
             TRANSPORTATION -- (CONTINUED)
      5,000  Werner Enteprises Inc..............  $     96,875
                                                  ------------
                                                       807,913
                                                  ------------
             UTILITIES -- 3.4%
    *12,000  Calpine Corp.......................       228,000
     *4,590  McLeod, Inc. Class A...............       154,913
    *29,500  Peoples Telephone Co., Inc.........       101,406
                                                  ------------
                                                       484,319
                                                  ------------
             Total common stocks................  $ 11,221,557
                                                  ------------
                                                  ------------
 CONVERTIBLE BONDS -- 1.2%
             HEATH CARE
             Sunrise Assited Living
    150,000    5.50% due 06/15/02...............  $    166,875
                                                  ------------
                                                  ------------
 PREFERRED STOCK -- 0.8%
             CONSUMER SERVICES
      3,400  AMC Entertainment, Inc.............  $    107,950
                                                  ------------
                                                  ------------
 PRINCIPAL                                           MARKET
   AMOUNT                                            VALUE
 ----------                                       ------------
 SHORT-TERM SECURITIES -- 19.6%

             REPURCHASE AGREEMENT -- 19.4%
 $2,766,000  Interest in repurchase agreement
               (U.S. Treasury obligations), in a
               joint trading account dated
               06/30/97 due 07/01/97 with a
               yield of 5.9427% and maturity
               amount of $2,766,457.............  $  2,766,000
                                                  ------------
             U.S. TREASURY BILL -- 0.2%
             U.S. Treasury Bill
     30,000    5.836% due 05/28/98..............        28,470
                                                  ------------
             Total short-term securities........  $  2,794,470
                                                  ------------
                                                  ------------

DIVERSIFICATION OF ASSETS:
Total common stocks (cost $9,731,881)........   78.4%   $ 11,221,557
Total convertible bonds (cost $150,008)......    1.2         166,875
Total preferred stock (cost $113,991)........    0.8         107,950
Total short-term securities (cost
  $2,794,470)................................   19.6       2,794,470
                                               ------   ------------
Total investment (cost $12,790,350)..........  100.0%   $ 14,290,852
                                               ------   ------------
                                               ------   ------------
* Non-income producing during the period.

                          FUTURES CONTRACTS -- NOTE 2
The Fund had 6 Russell 2000 Stock Index futures contracts open at June 30, 1997. The contracts had a market value of $1,196,700 at June 30, 1997.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.

--------------------------------------------------------------------------------
 ITT HARTFORD INTERNATIONAL OPPORTUNITIES FUND, INC.
 SCHEDULE OF INVESTMENTS
JUNE 30, 1997 (UNAUDITED)

                                                MARKET
   SHARES                                       VALUE
 ----------                                  ------------
 COMMON STOCKS -- 83.8%
             ARGENTINA -- 0.4%
      8,000  Banco de Galicia y Buenos
               Aires SA de C.V.............  $     53,206
                                             ------------
             AUSTRALIA -- 3.5%
      7,500  Amcor Ltd.....................        49,444
     23,666  Boral Ltd.....................        73,931
      8,772  Broken Hill Proprietary Co.
               Ltd.........................       128,033
    *62,000  Crown Ltd.....................        98,932
     52,501  Goodman Fielder Ltd...........        76,695
     16,000  Pioneer International Ltd.....        61,370
                                             ------------
                                                  488,405
                                             ------------
             AUSTRIA -- 0.6%
        610  OMV AG........................        78,154
                                             ------------
             BELGIUM -- 0.9%
     *1,125  Credit Communal Holding.......       120,949
                                             ------------
             BRAZIL -- 1.2%
      1,000  Aracruz Celulose SPA..........        20,375
        700  Centrais Electricas
               Brasileiras SA..............        19,572
        400  Companhia Energeitca de Minas
               Gerias SA...................        20,138
    179,000  Petroleo Brasileiro...........        49,050
    458,000  Telecomunic Brasileiras.......        61,986
                                             ------------
                                                  171,121
                                             ------------
             CANADA -- 2.0%
      1,300  Alcan Aluminium Ltd...........        44,855
      1,900  Canadian Imperial Bank of
               Commerce....................        47,860
      5,400  Canadian Pacific Ltd..........       153,563
      2,500  Canwest Global Communication
               Corp........................        37,031
                                             ------------
                                                  283,309
                                             ------------
             CHILE -- 0.7%
        600  Embotelladora Andina ADR Class
               A...........................        12,863
      1,200  Embotelladora Andina ADR Class
               B...........................        25,050
      1,650  Enersis SA ADR................        58,678
                                             ------------
                                                   96,591
                                             ------------
             DENMARK -- 2.1%
      2,350  TeleDanmark B ADR.............        61,394
      4,200  Unidanmark A Registered.......       236,264
                                             ------------
                                                  297,658
                                             ------------
             FINLAND -- 1.2%
      4,600  Kesko.........................        64,825
      7,000  Metsa-Serla Oy B..............        57,005
      1,900  Rauma Oy......................        43,529
                                             ------------
                                                  165,359
                                             ------------
             FRANCE -- 7.7%
      3,290  Assurances Generales de
               France......................       105,241
      3,700  Banque Nationale de Paris.....       152,640
      2,800  Credit Commercial de France...       118,754
      1,825  Havas SA......................       131,646
        730  Peugeot SA....................        70,626
      3,450  Remy Cointreau................        82,916
      3,251  Rhone-Poulenc.................       132,899
      1,412  Societe Generale..............       157,772
        500  Societe Nationale Elf
               Acquitaine..................        53,995
        680  Total SA......................        68,800
                                             ------------
                                                1,075,289
                                             ------------

   SHARES                                       MARKET
 ----------                                     VALUE
                                             ------------
             GERMANY -- 4.2%
      2,700  Bayer AG......................  $    104,124
        750  Degussa AG....................        39,684
      3,700  Deutsche Lufthansa AG.........        71,238
      1,120  Hornbach Holding Pref
               (Non-voting)................        93,519
        390  Karstadt AG...................       141,002
        100  Mannesmann AG.................        44,705
     *4,350  Metallgesellschaft AG.........        89,994
                                             ------------
                                                  584,266
                                             ------------
             HONG KONG -- 2.3%
      8,000  Hutchison Whampoa Ltd.........        69,186
     24,000  Hysan Development Co. Ltd.....        70,786
      3,000  New World Development Co.
               Ltd.........................        17,890
      2,000  Sun Hung Kai Properties.......        24,073
     12,000  Swire Pacific Ltd.............       108,038
    138,000  Tingyi Holding Corp...........        34,379
                                             ------------
                                                  324,352
                                             ------------
             INDIA -- 0.1%
        800  State Bank of India GDR.......        20,900
                                             ------------
             INDONESIA -- 1.1%
    *38,000  Bank Negara Indonesa BNI......        24,224
      2,500  Indosat ADR...................        74,844
     43,000  Kalbe Farma - Foreign
               Registered..................        57,475
                                             ------------
                                                  156,543
                                             ------------
             IRELAND -- 1.3%
     62,600  Jefferson Smurfit Group.......       182,324
                                             ------------
             ITALY -- 3.3%
     10,500  Arnoldo Mondadori Editore
               S.p.A.......................        60,599
     50,000  Fiat S.p.A....................       179,841
     11,800  Istituto Banco San Paolo di
               Torino......................        85,925
     18,600  Stet S.p.A....................       108,222
      7,000  Telecom Italia S.p.A..........        20,940
                                             ------------
                                                  455,527
                                             ------------
             JAPAN -- 20.9%
     10,000  Aisin Seiki Co. Ltd...........       152,932
      4,000  Asahi Organic Chemicals
               Industry Co. Ltd............        20,729
      2,000  Dai Nippon Printing Co........        45,268
      3,000  Daibiru Corp..................        36,179
      6,000  Eisai Co. Ltd.................       113,781
      3,000  Exedy Corp....................        38,277
      4,000  Fuji Machine Manufacturing
               Co..........................       145,067
      2,000  Fukuda Denshi.................        41,073
      5,000  Hitachi Ltd...................        55,929
      1,000  Japan Associated Finance......        78,651
     15,000  JGC Corp......................       103,557
      2,000  Kyudenko Corp.................        16,884
      3,000  Mabuchi Motor Co..............       174,342
      5,000  Maruichi Steel Tube...........        83,020
      2,300  Matsumotokiyoshi..............        97,684
      6,000  Matsushita Electric Industrial
               Co..........................       121,122
    *35,000  Mazda Motor Corp..............       122,346
      1,000  Meiwa Estate Co. Ltd..........        21,847
      6,000  Mitsubishi Heavy Industries...        46,089
      3,000  Murata Manufacturing Co.......       119,549
      4,000  NAMCO Ltd.....................       154,505
     11,000  NGK Spark Plug................       120,161
      9,000  Nikko Securities Co. Ltd......        55,449
     11,000  Nippon Express Co.............        87,958

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.

   SHARES                                       MARKET
 ----------                                     VALUE
                                             ------------
 COMMON STOCKS -- (CONTINUED)
             JAPAN -- (CONTINUED)
        120  Nippon Television Network
               Corp........................  $     48,239
      4,000  Okumura.......................        21,218
      2,000  Royal Ltd.....................        42,122
     17,000  Sakura Bank Ltd...............       130,438
      5,000  Sanwa Bank Ltd................        74,281
        400  Sawako Corp...................         7,271
      2,000  Shimachu......................        60,124
      3,000  Sony Musci Entertainment
               (Japan) Inc.................       140,785
      2,000  Square Co. Ltd................        98,750
     14,000  Sumitomo Rubber Industries....        94,328
      1,500  Tokyo Steel Manufacturing.....        16,779
     13,000  Toyo Ink Manfacturing Co.
               Ltd.........................        52,032
      9,000  Yamato Kogyo Co. Ltd..........        88,875
                                             ------------
                                                2,927,641
                                             ------------
             LUXEMBOURG -- 0.5%
      4,650  Quilmes Industrial ADR........        54,056
        500  Ranbaxy Laboratories Ltd.
               GDR.........................        11,750
                                             ------------
                                                   65,806
                                             ------------
             MALAYSIA -- 1.3%
       *176  Bumi Amada Berhad.............           258
     29,000  Land & General Holdings
               Berhad......................        33,320
     11,000  Renong Berhad.................        14,382
     11,000  Resort World Berhad...........        33,122
     25,000  Sime Darby Berhad.............        83,201
      8,000  Sungei Way Holdings Berhad....        15,087
                                             ------------
                                                  179,370
                                             ------------
             MEXICO -- 3.0%
      9,900  Cemex SA - CPO................        42,441
      2,600  Cemex SA De C.V...............        11,130
     *8,000  Corporation Geo SA De C.V.
               Series B....................        45,795
      7,500  FEMSA SA Series B.............        44,730
     71,000  Grupo Financiero Bancomer
               Series B....................        34,377
      4,400  Grupo Televisa SA Series
               CPO.........................        66,796
     24,000  Kimberly-Clark De Mexico SA De
               C.V.........................        95,322
      2,400  Panamerican Beverages Inc.....        78,900
                                             ------------
                                                  419,491
                                             ------------
             NETHERLANDS -- 2.8%
        720  Akzo Nobel NV.................        98,851
      3,300  Ing Groep NV..................       153,811
      2,500  Polygram NV...................       131,423
                                             ------------
                                                  384,085
                                             ------------
             NEW ZEALAND -- 0.8%
      7,964  Air New Zealand Ltd. B........        24,288
     28,000  Brierley Investments Ltd......        27,326
     21,000  Carter Holt Harvey Ltd........        54,225
                                             ------------
                                                  105,839
                                             ------------
             NORWAY -- 1.4%
      8,200  Nycomed ASA Series A..........       120,970
      3,750  Saga Petroleum ASA Series A...        71,201
                                             ------------
                                                  192,171
                                             ------------
             PERU -- 0.4%
      3,100  Compania de Minas Buenaventura
               SA Series B.................        61,031
                                             ------------
             PHILIPPINES -- 0.4%
        550  Philippine Long Distance
               ADR.........................        35,338
   SHARES                                       MARKET
 ----------                                     VALUE
                                             ------------
             PHILIPPINES -- (CONTINUED)
     37,000  Pilipino Telephone............  $     18,587
                                             ------------
                                                   53,925
                                             ------------
             SINGAPORE -- 1.9%
      7,000  Development Bank of
               Singapore...................        88,121
     11,500  Keppel Corp...................        51,072
      8,000  Keppel Fels Ltd...............        27,080
     20,000  Keppel Land Ltd...............        53,152
      4,000  United Overseas Bank Ltd......        41,123
                                             ------------
                                                  260,548
                                             ------------
             SPAIN -- 0.3%
        300  Empresa Nacional de
               Electricidad SA.............        25,233
        500  Telefonica De Espana SA.......        14,483
                                             ------------
                                                   39,716
                                             ------------
             SWEDEN -- 2.6%
      5,254  Norobanken AB.................       176,665
      4,860  Pharmacia & Upjohn, Inc.
               SDR.........................       164,045
      1,240  Sparbanken Sverige AB,
               Swedbank....................        27,583
                                             ------------
                                                  368,293
                                             ------------
             SWITZERLAND -- 1.3%
        *10  Ciba Specialty Chemicals AG...           926
         47  Nestle SA.....................        62,093
        *35  Sairgroup.....................        39,277
        100  Sulzer AG - Registered........        85,743
                                             ------------
                                                  188,039
                                             ------------
             THAILAND -- 0.4%
     11,000  Land & House Co., Ltd.........        22,930
      3,300  Siam City Cement Public Co.,
               Ltd.........................        10,318
      5,500  Siam Commercial...............        22,505
                                             ------------
                                                   55,753
                                             ------------
             UNITED KINGDOM -- 13.2%
      3,580  Allied Irish Banks PLC........        27,378
        800  Amersham International PLC....        21,236
     18,350  Associated British Foods......       158,349
      3,200  Bank of Ireland...............        35,230
      7,000  Bank of Scotland..............        44,736
      6,900  Bass PLC......................        84,175
      6,625  Boc Group PLC.................       115,222
      9,000  Boots Company PLC.............       105,375
     10,000  British Gas PLC...............       124,323
      5,000  British Telecom Co. PLC.......        37,114
     24,000  BTR...........................        82,083
      6,300  Burmah Castrol PLC............       106,686
     11,600  Carlton Communications PLC....        97,977
    *75,000  Centrica PLC..................        91,433
     28,765  Cookson Group PLC.............       101,253
      8,075  De la Rue PLC.................        49,591
     17,000  Guinness PLC..................       166,363
     10,720  National Grid Group PLC.......        39,162
      6,051  Powergen PLC..................        72,005
     16,730  Rank Group PLC................       105,945
      4,722  Reckitt & Colman PLC..........        70,376
      4,538  Royal & Sun Alliance
               Insurance...................        33,458
     14,120  Sainsbury (J) PLC.............        85,657
                                             ------------
                                                1,855,127
                                             ------------
             Total common stocks...........  $ 11,710,788
                                             ------------
                                             ------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.

--------------------------------------------------------------------------------
 ITT HARTFORD INTERNATIONAL OPPORTUNITIES FUND, INC.
 SCHEDULE OF INVESTMENTS -- (CONTINUED)
JUNE 30, 1997 (UNAUDITED)

   SHARES                                       MARKET
 ----------                                     VALUE
                                             ------------
 PREFERRED STOCKS -- 1.2%
             BRAZIL -- 0.6%
     27,000  Banco Itau SA Pfd.............  $     15,424
  3,692,400  Companhia Paranaese de Energia
               Series B....................        66,196
                                             ------------
                                                   81,620
                                             ------------
             FINLAND -- 0.6%
      1,100  Nokia Corp. ADR...............        81,127
                                             ------------
             Total preferred stocks........  $    162,747
                                             ------------
                                             ------------
 PRINCIPAL                                      MARKET
   AMOUNT                                       VALUE
 ----------                                  ------------
 SHORT-TERM SECURITIES -- 15.0%
             REPURCHASE AGREEMENT -- 14.6%
 $2,029,000  Interest in repurchase
               agreement (U.S. Treasury
               obligations), in a joint
               trading account dated
               06/30/97 due 07/01/97 with a
               yield of 5.9427% and
               maturity amount of
               $2,029,335..................  $  2,029,000
                                             ------------
             U.S. TREASURY BILL -- 0.4%
             U.S. Treasury Bill
     60,000    5.12% due 07/03/97..........        59,983
                                             ------------
             Total short-term securities...  $  2,088,983
                                             ------------
                                             ------------

DIVERSIFICATION OF ASSETS:
Total common stocks (cost $10,804,016).......   83.8 %  $ 11,710,788
Total preferred stocks (cost $121,876).......    1.2         162,747
Total short-term securities (cost
  $2,088,983)................................   15.0       2,088,983
                                               ------   ------------
Total investments (cost $13,014,875).........  100.0 %  $ 13,962,518
                                               ------   ------------
                                               ------   ------------
* Non-income producing during the period

                          FUTURES CONTRACTS -- NOTE 2
The Fund had 1 September TSE 35 Index futures contract, 1 September ALL ORDS Index futures contract, 1 July Hang Seng Index futures contract, 3 July OMX Stock Index futures contracts, 1 September FTSE 100 Index futures contract, and 1 September DTD DAX Index futures contract open at June 30, 1997. The contracts had a market value of $824,852.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.

ITT HARTFORD MUTUAL FUNDS, INC.
STATEMENT OF ASSETS AND LIABILITIES,
STATEMENT OF OPERATIONS,
STATEMENT OF CHANGES IN NET ASSETS,
NOTES TO FINANCIAL STATEMENTS AND
FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
 ITT HARTFORD MUTUAL FUNDS, INC.
STATEMENT OF ASSETS AND LIABILITIES
AS OF JUNE 30, 1997 (UNAUDITED)

                           ITT HARTFORD   ITT HARTFORD
                              MONEY        BOND INCOME
                           MARKET FUND    STRATEGY FUND
                           ------------   -------------
ASSETS
  Investments in
   securities, at
   value.................  $ 25,123,583    $ 31,873,868
  Cash...................           171             590
  Receivables:
    Investment securities
     sold................       --              529,274
    Fund shares sold.....       539,833          91,217
    Dividends and
     interest............        22,842         414,786
    Deferred organization
     expenses............        31,721          30,631
  Other assets...........       --                7,774
                           ------------   -------------
TOTAL ASSETS.............    25,718,150      32,948,140
                           ------------   -------------
LIABILITIES
  Payables:
    Investment securities
     purchased...........       --            4,189,852
    Fund shares
     redeemed............       160,482          14,487
    Dividend Payable.....           244           1,684
    Accrued Expenses.....        54,403          63,368
  Other liabilities......       --                  278
                           ------------   -------------
TOTAL LIABILITIES........       215,129       4,269,669
                           ------------   -------------
NET ASSETS, AT VALUE.....  $ 25,503,021    $ 28,678,471
                           ------------   -------------
                           ------------   -------------
NET ASSETS CONSIST OF:
Capital Stock (Par Value
  $0.001)................  $     25,503    $     28,377
Capital Surplus..........    25,477,518      28,348,934
  Accumulated
   undistributed net
   investment income
   (loss)................       --               21,140
  Accumulated
   undistributed net
   realized gains
   (losses)..............       --              133,705
  Unrealized appreciation
   (depreciation) of
   investments...........       --              146,315
  Unrealized appreciation
   (depreciation) on
   futures contracts
   (Note 2)..............       --             --
  Unrealized appreciation
   (depreciation) on
   forward currency
   contracts (Note 2)....       --             --
  Unrealized appreciation
   (depreciation) on
   translation of foreign
   currency..............       --             --
                           ------------   -------------
NET ASSETS, AT VALUE.....  $ 25,503,021    $ 28,678,471
                           ------------   -------------
                           ------------   -------------

Net assets -- Class A....  $ 23,758,188    $ 26,870,209
Shares outstanding --
  Class A................    23,758,188       2,605,948
Net asset value per share
  -- Class A.............         $1.00          $10.31
Maximum offering price
  per share -- Class A
  (1)....................                        $10.80

Net assets -- Class B....                  $    772,863
Shares outstanding --
  Class B................                        75,107
Net asset value per share
  -- Class B.............                        $10.29

Net assets -- Class Y....  $  1,744,833    $  1,035,399
Shares Outstanding --
  Class Y................     1,744,833         100,235
Net asset value per share
  -- Class Y.............         $1.00          $10.33

(1) Maximum offering price for Bond Income Strategy Fund is computed as 100/95.5 of net asset value. Maximum for all other funds except Money Market fund is computed as 100/94.5 of net asset value. On investments of $50,000 or more the offering price is reduced.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.

                                                                       ITT HARTFORD
                                         ITT HARTFORD                     CAPITAL      ITT HARTFORD     ITT HARTFORD
                          ITT HARTFORD   DIVIDEND AND   ITT HARTFORD   APPRECIATION       SMALL        INTERNATIONAL
                          ADVISERS FUND  GROWTH FUND     STOCK FUND        FUND        COMPANY FUND  OPPORTUNITIES FUND
                          -------------  ------------   ------------  ---------------  ------------  ------------------
ASSETS
  Investments in
   securities, at
   value.................  $79,450,567   $ 33,479,047   $ 29,752,237    $76,889,216    $14,290,852      $13,962,518
  Cash...................          905            411            620            612            795              833
  Receivables:
    Investment securities
     sold................      --             --             --           1,522,759        925,745         --
    Fund shares sold.....    1,081,686      1,434,562      1,143,995      4,318,898        369,952          405,496
    Dividends and
     interest............      472,950         42,915         16,051         14,011          4,587            1,022
    Deferred organization
     expenses............       30,631         30,631         30,631         30,631         30,631           30,631
  Other assets...........      --             --             --            --                5,700          166,053
                          -------------  ------------   ------------  ---------------  ------------  ------------------
TOTAL ASSETS.............   81,036,739     34,987,566     30,943,534     82,776,127     15,628,262       14,566,553
                          -------------  ------------   ------------  ---------------  ------------  ------------------
LIABILITIES
  Payables:
    Investment securities
     purchased...........      --           1,360,758        --           4,164,730      2,243,014          676,477
    Fund shares
     redeemed............       10,077          1,031          4,439         14,476          4,688              306
    Dividend Payable.....        5,576          3,601            172         15,833        --                   308
    Accrued Expenses.....      118,324         69,377         60,503         98,757         46,124           41,154
  Other liabilities......      --             --             --            --              --                 5,562
                          -------------  ------------   ------------  ---------------  ------------  ------------------
TOTAL LIABILITIES........      133,977      1,434,767         65,114      4,293,796      2,293,826          723,807
                          -------------  ------------   ------------  ---------------  ------------  ------------------
NET ASSETS, AT VALUE.....  $80,902,762   $ 33,552,799   $ 30,878,420    $78,482,331    $13,334,436      $13,842,746
                          -------------  ------------   ------------  ---------------  ------------  ------------------
                          -------------  ------------   ------------  ---------------  ------------  ------------------
NET ASSETS CONSIST OF:
Capital Stock (Par Value
  $0.001)................  $    72,156   $     29,996   $     27,016    $    64,839    $    12,030      $    12,608
Capital Surplus..........   72,083,578     29,966,118     26,989,463     64,773,975     12,018,388       12,595,619
  Accumulated
   undistributed net
   investment income
   (loss)................       12,278          5,515         (3,492)      (161,395)       (16,585)          77,743
  Accumulated
   undistributed net
   realized gains
   (losses)..............      (23,132)        74,178        (37,922)     3,029,023       (209,799)         197,096
  Unrealized appreciation
   (depreciation) of
   investments...........    8,757,882      3,476,992      3,903,355     10,775,889      1,500,502          947,643
  Unrealized appreciation
   (depreciation) on
   futures contracts
   (Note 2)..............      --             --             --            --               29,900           11,621
  Unrealized appreciation
   (depreciation) on
   forward currency
   contracts (Note 2)....      --             --             --            --              --                   (17)
  Unrealized appreciation
   (depreciation) on
   translation of foreign
   currency..............      --             --             --            --              --                   433
                          -------------  ------------   ------------  ---------------  ------------  ------------------
NET ASSETS, AT VALUE.....  $80,902,762   $ 33,552,799   $ 30,878,420    $78,482,331    $13,334,436      $13,842,746
                          -------------  ------------   ------------  ---------------  ------------  ------------------
                          -------------  ------------   ------------  ---------------  ------------  ------------------

Net assets -- Class A....  $36,007,661   $ 18,055,931   $ 19,504,835    $48,404,380    $ 7,873,602      $ 8,566,283
Shares outstanding --
  Class A................    2,869,245      1,337,883      1,392,411      2,689,974        669,930          732,880
Net asset value per share
  -- Class A.............       $12.55         $13.50         $14.01         $17.99         $11.75           $11.69
Maximum offering price
  per share -- Class A
  (1)....................       $13.28         $14.29         $14.83         $19.04         $12.43           $12.37

Net assets -- Class B....  $10,763,038   $ 11,096,224   $ 11,142,380    $22,151,545    $ 1,266,843      $ 1,374,272
Shares outstanding --
  Class B................      862,175        828,082        800,743      1,238,328        108,441          118,324
Net asset value per share
  -- Class B.............       $12.48         $13.40         $13.92         $17.89         $11.68           $11.61

Net assets -- Class Y....  $34,132,063   $  4,400,644   $    231,205    $ 7,926,406    $ 4,193,991      $ 3,902,191
Shares Outstanding --
  Class Y................    2,712,864        325,491         16,446        438,380        355,161          332,714
Net asset value per share
  -- Class Y.............       $12.58         $13.52         $14.06         $18.08         $11.81           $11.73

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.

--------------------------------------------------------------------------------
 ITT Hartford Mutual Funds, Inc.
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 1997 (UNAUDITED)

                               ITT
                            HARTFORD      ITT HARTFORD
                              MONEY       BOND INCOME
                           MARKET FUND   STRATEGY FUND
                           -----------   --------------
INVESTMENT INCOME:
  Dividends..............    $ --            $--
  Interest...............     445,239         481,467
  Less: foreign tax
   withheld..............      --             --
                           -----------   --------------
    Total investment
     income..............     445,239         481,467
                           -----------   --------------
EXPENSES:
  Investment advisory
   fees..................      39,472          44,474
  Transfer agent fees....      17,627          17,425
  Distribution fees
    Class A..............      22,034          18,882
    Class B..............      --               2,495
  Custodian fees and
   expenses..............       2,150           2,700
  Accounting services....       8,001           8,409
  Registration fees......      12,894          21,774
  Board of directors
   fees..................       1,171           1,157
  Audit fees.............       4,682           4,629
  Legal fees.............       5,094           5,036
  Amortization of
   deferred
   organizational
   costs.................       3,768           3,768
  Other expenses.........       3,240           3,203
                           -----------   --------------
    Total expenses
     (before waivers and
     reimbursements).....     120,133         133,952
  Expense waivers and
   reimbursements........     (43,663)        (48,023)
                           -----------   --------------
  Total expenses, net....      76,470          85,929
                           -----------   --------------
  Net investment income
   (loss)................     368,769         395,538
                           -----------   --------------
NET REALIZED AND
  UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Net realized gain
   (loss) on
   investments...........      --             133,692
  Net realized gain
   (loss) on forward
   foreign currency
   contracts.............      --             --
  Net realized gain
   (loss) on futures
   contracts.............      --             --
  Net realized loss
   (loss) on foreign
   currency
   transactions..........      --             --
  Net unrealized
   appreciation
   (depreciation) of
   investments...........      --             (12,961)
  Net unrealized
   appreciation
   (depreciation) of
   foreign forward
   currency contracts....      --             --
  Net unrealized
   appreciation
   (depreciation) on
   translation of other
   assets and liabilities
   in foreign
   currencies............      --             --
  Net unrealized
   appreciation
   (depreciation) of
   futures contracts.....      --             --
                           -----------   --------------
  Net realized and
   unrealized gain (loss)
   on investments........      --             120,731
                           -----------   --------------
  Net increase in net
   assets resulting from
   operations............    $368,769        $516,269
                           -----------   --------------
                           -----------   --------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.

                                                                       ITT HARTFORD
                                         ITT HARTFORD                     CAPITAL                             ITT HARTFORD
                          ITT HARTFORD   DIVIDEND AND   ITT HARTFORD   APPRECIATION    ITT HARTFORD SMALL    INTERNATIONAL
                          ADVISERS FUND  GROWTH FUND     STOCK FUND        FUND           COMPANY FUND     OPPORTUNITIES FUND
                          -------------  ------------   ------------  ---------------  ------------------  ------------------
INVESTMENT INCOME:
  Dividends..............  $  230,555     $  230,858    $    94,005     $    48,458        $   15,519          $  116,939
  Interest...............     715,284         19,794         30,463          42,262            25,077              44,059
  Less: foreign tax
   withheld..............      (2,770)          (785)        (1,195)         (4,320)         --                   (15,984)
                          -------------  ------------   ------------  ---------------  ------------------  ------------------
    Total investment
     income..............     943,069        249,867        123,273          86,400            40,596             145,014
                          -------------  ------------   ------------  ---------------  ------------------  ------------------
EXPENSES:
  Investment advisory
   fees..................     214,959         62,713         62,804         129,489            34,938              34,783
  Transfer agent fees....      26,527         27,241         24,776          60,688            10,772              10,868
  Distribution fees
    Class A..............      34,668         17,219         17,672          32,669             8,302               8,540
    Class B..............      25,700         14,465         18,915          32,113             3,152               3,143
  Custodian fees and
   expenses..............       4,700          4,750          5,000           6,000             7,000              36,000
  Accounting services....      30,414         12,364         11,246          27,546             4,889               6,433
  Registration fees......      47,157         30,255         27,338          47,285            20,067              20,568
  Board of directors
   fees..................       4,377          1,809          1,645           4,030               716                 722
  Audit fees.............      17,506          7,236          6,581          16,120             2,861               2,887
  Legal fees.............      19,047          7,873          7,160          17,538             3,113               3,141
  Amortization of
   deferred
   organizational
   costs.................       3,768          3,768          3,768           3,768             3,768               3,768
  Other expenses.........      12,115          5,007          4,554          11,155             1,980               1,998
                          -------------  ------------   ------------  ---------------  ------------------  ------------------
    Total expenses
     (before waivers and
     reimbursements).....     440,938        194,700        191,459         388,401           101,558             132,851
  Expense waivers and
   reimbursements........     (87,100)       (72,800)       (64,694)       (140,606)          (44,377)            (67,317)
                          -------------  ------------   ------------  ---------------  ------------------  ------------------
  Total expenses, net....     353,838        121,900        126,765         247,795            57,181              65,534
                          -------------  ------------   ------------  ---------------  ------------------  ------------------
  Net investment income
   (loss)................     589,231        127,967         (3,492)       (161,395)          (16,585)             79,480
                          -------------  ------------   ------------  ---------------  ------------------  ------------------
NET REALIZED AND
  UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Net realized gain
   (loss) on
   investments...........     (22,972)        80,349        (37,916)      3,028,969          (226,273)            129,756
  Net realized gain
   (loss) on forward
   foreign currency
   contracts.............     --             --             --             --                --                   (37,609)
  Net realized gain
   (loss) on futures
   contracts.............     --             --             --             --                  17,057             105,537
  Net realized loss
   (loss) on foreign
   currency
   transactions..........     --             --             --                 (164)         --                      (570)
  Net unrealized
   appreciation
   (depreciation) of
   investments...........   7,726,402      3,018,790      3,413,507       9,932,855         1,348,230             726,646
  Net unrealized
   appreciation
   (depreciation) of
   foreign forward
   currency contracts....     --             --             --             --                --                      (555)
  Net unrealized
   appreciation
   (depreciation) on
   translation of other
   assets and liabilities
   in foreign
   currencies............     --             --             --                 (184)         --                       497
  Net unrealized
   appreciation
   (depreciation) of
   futures contracts.....     --             --             --             --                  29,900               5,548
                          -------------  ------------   ------------  ---------------  ------------------  ------------------
  Net realized and
   unrealized gain (loss)
   on investments........   7,703,430      3,099,139      3,375,591      12,961,476         1,168,914             929,250
                          -------------  ------------   ------------  ---------------  ------------------  ------------------
  Net increase in net
   assets resulting from
   operations............  $8,292,661     $3,227,106    $ 3,372,099     $12,800,081        $1,152,329          $1,008,730
                          -------------  ------------   ------------  ---------------  ------------------  ------------------
                          -------------  ------------   ------------  ---------------  ------------------  ------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.

--------------------------------------------------------------------------------
 ITT Hartford Mutual Funds, Inc.
STATEMENT OF CHANGES IN NET ASSETS
FOR THE SIX MONTHS ENDED JUNE 30, 1997 (UNAUDITED)

                                           ITT HARTFORD
                           ITT HARTFORD    BOND INCOME
                               MONEY         STRATEGY
                            MARKET FUND        FUND
                           -------------   ------------
OPERATIONS:
  Net investment
   income................  $     368,769   $   395,538
  Net realized gain
   (loss)................       --             133,692
  Net unrealized
   appreciation
   (depreciation) of
   investments...........       --             (12,961)
                           -------------   ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............        368,769       516,269
DISTRIBUTIONS TO
  SHAREHOLDERS:
  From net investment
   income
    Class A..............       (341,884)     (355,080)
    Class B..............       --             (12,483)
    Class Y..............        (26,885)      (17,125)
  From net realized gain
   on investments
    Class A..............       --             (91,053)
    Class B..............       --              (2,616)
    Class Y..............       --              (3,628)
CAPITAL SHARE
  TRANSACTIONS:
    Class A..............     13,004,568    15,919,042
    Class B..............       --             641,467
    Class Y..............      1,744,552     1,029,544
                           -------------   ------------
  Net increase in net
   assets................     14,749,120    17,624,337
NET ASSETS:
  Beginning of period....     10,753,901    11,054,134
                           -------------   ------------
  End of period..........  $  25,503,021   $28,678,471
                           -------------   ------------
                           -------------   ------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.

                                                                       ITT HARTFORD
                                         ITT HARTFORD                     CAPITAL      ITT HARTFORD     ITT HARTFORD
                          ITT HARTFORD   DIVIDEND AND   ITT HARTFORD   APPRECIATION       SMALL        INTERNATIONAL
                          ADVISERS FUND  GROWTH FUND     STOCK FUND        FUND        COMPANY FUND  OPPORTUNITIES FUND
                          -------------  ------------   ------------  ---------------  ------------  ------------------
OPERATIONS:
  Net investment
   income................  $   589,231    $   127,967   $     (3,492)   $  (161,395)   $   (16,585)     $    79,480
  Net realized gain
   (loss)................      (22,972)        80,349        (37,916)     3,028,805       (209,216)         197,114
  Net unrealized
   appreciation
   (depreciation) of
   investments...........    7,726,402      3,018,790      3,413,507      9,932,671      1,378,130          732,136
                          -------------  ------------   ------------  ---------------  ------------  ------------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    8,292,661      3,227,106      3,372,099     12,800,081      1,152,329        1,008,730
DISTRIBUTIONS TO
  SHAREHOLDERS:
  From net investment
   income
    Class A..............     (247,177)       (63,117)       --            --              --              --
    Class B..............      (59,878)       (37,696)       --            --              --              --
    Class Y..............     (271,674)       (20,579)       --            --              --              --
  From net realized gain
   on investments
    Class A..............      (15,143)       (16,222)        (4,831)      (268,315)          (887)         (12,829)
    Class B..............       (4,535)       (10,270)        (2,720)      (113,865)          (148)          (1,998)
    Class Y..............      (14,646)        (4,182)           (59)       (43,860)          (499)          (5,924)
CAPITAL SHARE
  TRANSACTIONS:
    Class A..............   18,615,814      9,813,100     10,682,504     31,194,785      2,513,032        3,656,620
    Class B..............    8,551,590      9,805,823      9,097,272     18,435,117        908,019        1,119,529
    Class Y..............   30,176,521      4,010,553        162,811      6,453,804      3,775,565        3,558,454
                          -------------  ------------   ------------  ---------------  ------------  ------------------
  Net increase in net
   assets................   65,023,533     26,704,516     23,307,076     68,457,747      8,347,411        9,322,582
NET ASSETS:
  Beginning of period....   15,879,229      6,848,283      7,571,344     10,024,584      4,987,025        4,520,164
                          -------------  ------------   ------------  ---------------  ------------  ------------------
  End of period..........  $80,902,762    $33,552,799   $ 30,878,420    $78,482,331    $13,334,436      $13,842,746
                          -------------  ------------   ------------  ---------------  ------------  ------------------
                          -------------  ------------   ------------  ---------------  ------------  ------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.

--------------------------------------------------------------------------------
 ITT Hartford Mutual Funds, Inc.
STATEMENT OF CHANGES IN NET ASSETS
FOR THE PERIOD FROM JULY 1, 1996 (INCEPTION) TO DECEMBER 31, 1996

                                           ITT HARTFORD
                           ITT HARTFORD    BOND INCOME
                               MONEY         STRATEGY
                            MARKET FUND        FUND
                           -------------   ------------
OPERATIONS:
  Net investment income
   (loss)................  $    206,204    $   265,341
  Net realized gain......       --             159,623
  Net unrealized
   appreciation of
   investments...........       --             159,276
                           -------------   ------------
  Net increase in net
   assets resulting from
   operations............       206,204        584,240
DISTRIBUTIONS TO
  SHAREHOLDERS:
  From net investment
   income
    Class A..............      (206,198)      (255,221)
    Class B..............       --              (1,518)
    Class Y..............            (6)          (129)
  From net realized gain
   on investments
    Class A..............       --             (59,781)
    Class B..............       --                (686)
    Class Y..............       --                 (29)
CAPITAL SHARE
  TRANSACTIONS:
    Class A..............    10,753,621     10,658,828
    Class B..............       --             123,373
    Class Y..............           280          5,057
                           -------------   ------------
  Net increase in net
   assets................    10,753,901     11,054,134
NET ASSETS:
  Beginning of period....       --             --
  End of period..........  $ 10,753,901    $11,054,134
                           -------------   ------------
                           -------------   ------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.

                                         ITT HARTFORD                   ITT HARTFORD     ITT HARTFORD     ITT HARTFORD
                          ITT HARTFORD   DIVIDEND AND   ITT HARTFORD       CAPITAL          SMALL        INTERNATIONAL
                          ADVISERS FUND  GROWTH FUND     STOCK FUND   APPRECIATION FUND  COMPANY FUND  OPPORTUNITIES FUND
                          -------------  ------------   ------------  -----------------  ------------  ------------------
OPERATIONS:
  Net investment income
   (loss)................  $   109,562    $   35,337    $    12,598      $   (18,413)    $   (10,563)      $    7,547
  Net realized gain......       34,690        34,697          8,296          734,669         323,041           50,234
  Net unrealized
   appreciation of
   investments...........    1,031,480       458,202        489,848          843,218         152,272          227,544
                          -------------  ------------   ------------  -----------------  ------------  ------------------
  Net increase in net
   assets resulting from
   operations............    1,175,732       528,236        510,742        1,559,474         464,750          285,325
DISTRIBUTIONS TO
  SHAREHOLDERS:
  From net investment
   income
    Class A..............      (98,048)      (32,275)       (10,931)        --               --               (25,685)
    Class B..............       (9,994)       (3,872)        (2,242)        --               --                  (963)
    Class Y..............         (270)         (226)          (117)        --               --                  (446)
  From net realized gain
   on investments
    Class A..............      --             (9,096)       --              (261,732)       (292,131)         (11,118)
    Class B..............      --             (1,043)       --               (25,075)        (14,827)            (408)
    Class Y..............      --                (55)       --                (3,191)         (4,569)            (165)
CAPITAL SHARE
  TRANSACTIONS:
    Class A..............   13,268,744     5,603,131      5,779,861        7,789,947       4,503,579        4,049,578
    Class B..............    1,509,188       727,849      1,249,897          858,773         255,112          160,933
    Class Y..............       33,877        35,634         44,134          106,388          75,111           63,113
                          -------------  ------------   ------------  -----------------  ------------  ------------------
  Net increase in net
   assets................   15,879,229     6,848,283      7,571,344       10,024,584       4,987,025        4,520,164
NET ASSETS:
  Beginning of period....      --            --             --              --               --              --
  End of period..........  $15,879,229    $6,848,283    $ 7,571,344      $10,024,584     $ 4,987,025       $4,520,164
                          -------------  ------------   ------------  -----------------  ------------  ------------------
                          -------------  ------------   ------------  -----------------  ------------  ------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.

--------------------------------------------------------------------------------
 ITT Hartford Mutual Funds, Inc.
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 1997 (UNAUDITED)

 1.  ORGANIZATION:

    ITT Hartford Mutual Funds, Inc. (the Company) is an open end management investment company comprised of eight diversified portfolios (each a "Fund" or together the "Funds"). The Funds are ITT Hartford Bond Income Strategy Fund, ITT Hartford Stock Fund, ITT Hartford Money Market Fund, ITT Hartford Advisers Fund, ITT Hartford Capital Appreciation Fund, ITT Hartford International Opportunities Fund, ITT Hartford Dividend and Growth Fund, and ITT Hartford Small Company Fund. The Company was organized under the laws of the State of Maryland and is registered with the Securities and Exchange Commission (SEC) under the Investment Company Act of 1940, as amended, as a diversified open-ended management investment company.

    The Funds and their investment objectives are listed below:

ITT Hartford Money Market Fund           Seeks maximum current income consistent with liquidity and
 (Money Market Fund)                     preservation of capital.
ITT Hartford Bond Income Strategy Fund   Seeks a high level of current income consistent with a
 (Bond Fund)                             competitive total return, as compared to bond funds with
                                         similar investment objectives and policies, by investing
                                         primarily in debt securities.
ITT Hartford Advisers Fund               Seeks maximum long-term total rate of return by investing in
 (Advisers Fund)                         common stocks and other equity securities, bonds and other debt securities and money market instruments.
ITT Hartford Dividend and Growth Fund    Seeks a high level of current income consistent with growth
 (Dividend and Growth Fund)              of capital by investing primarily in equity securities.

ITT Hartford Stock Fund (Stock Fund)     Seeks long-term growth of capital with income a secondary
                                         consideration by investing primarily in equity securities.

ITT Hartford Capital Appreciation Fund   Seeks growth of capital by investing primarily in equity
 (Capital Appreciation Fund)             securities selected on the basis of potential for capital
                                         appreciation.

ITT Hartford Small Company Fund          Seeks growth of capital by investing primarily in equity
 (Small Company Fund)                    securities selected on the basis of potential for capital
                                         appreciation.

ITT Hartford International               Seeks growth of capital by investing primarily in equity
 Opportunities Fund (International       securities issued by non-U.S. companies.
 Opportunities Fund)

    The Company consists of eight series, each of which is divided into Class A, Class B, and Class Y shares except the Money Market Fund which is divided into Class A and Class Y shares. Class A shares are sold with a front-end load charge of up to 5.50%. Class B shares are sold with a contigent deferred sales charge which declines from 5.00% to zero depending on the period of time the shares are held. Class Y shares are sold to certain institutional investors without a sales charge. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class may have different expenses which may affect performance.

 2.  SIGNIFICANT ACCOUNTING POLICIES:

    The following is a summary of significant accounting policies of the Funds, which are in accordance with generally accepted accounting principles in the investment company industry:

    a) SECURITY TRANSACTIONS--Security transactions are recorded on the trade date (date the order to buy or sell is executed). Security gains and losses are determined on the basis of identified cost.

    b) SECURITY VALUATION--Debt securities (other than short-term obligations) are valued on the basis of valuations furnished by an unaffiliated pricing service which determines valuations for normal institutional size trading units of debt securities. Mortgage securities are valued at the bid price. Short-term securities held in the ITT Money Market Fund, are valued at amortized cost or original cost plus accrued interest receivable, both of which approximate market value. In ITT Hartford Advisers Fund, ITT Hartford Capital Appreciation Fund, ITT Hartford Small Company Fund, ITT Hartford Stock Fund, ITT Hartford Bond Income Strategy Fund, ITT Hartford International Opportunities Fund and ITT Hartford Dividend and Growth Fund, short-term investments with a maturity of 60 days or less when purchased are valued at amortized cost, which approximates market value. Short-term investments with a maturity of more than 60 days when purchased are valued based on market quotations until the remaining days to maturity become less than 61 days. From such time until maturity, the investments are valued at amortized cost.

       Equity securities are valued at the last sales price reported on the principal securities markets on which such securities are traded (domestic or foreign). If no sale took place on a particular day then such securities are valued at the mean between the bid and asked prices. Securities quoted in foreign currencies are translated into U.S. dollars at the exchange rate at the end of the reporting period. Options are valued at the last sales price; if no sale took place on such day, then options are valued at the mean between the bid and asked prices. Securities for which market quotations are not readily available and all other assets are valued in good faith at fair value by a person designated by the Funds' Board of Directors.

    c) FOREIGN CURRENCY TRANSACTIONS--The accounting records of the Funds are maintained in U.S. dollars. All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars at prevailing exchange rates. Purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions.

       The funds do not isolate that portion of the results of operations resulting from changes in the foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

       Net realized foreign exchange gains or losses arise from sales of portfolio securities, sales of foreign currencies, and the difference between asset and liability amounts initially stated in foreign currencies and the U.S. dollar value of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of portfolio securities and other assets and liabilities at the end of the reporting period, resulting from changes in the exchange rates.

    d) REPURCHASE TRANSACTIONS--A repurchase agreement is an agreement by which the seller of a security agrees to repurchase the security sold at a mutually agreed upon time and price. At the time the Funds enter into a repurchase agreement, and while the repurchase agreement is in effect, the value of the underlying collateral security(ies), including accrued interest, will be equal to or exceed the value of the repurchase agreement. Securities which serve to collateralize the repurchase agreement are held by each Fund's custodian in book entry or physical form in the custodial account of the Fund. Repurchase agreements are valued at cost plus accrued interest receivable.

    e) JOINT TRADING ACCOUNT--Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Funds may transfer uninvested cash balances into a joint trading account managed by The Hartford Investment Management Company (HIMCO) or Wellington Management Company LLP. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

    f) FUTURES, OPTIONS ON FUTURES AND OPTIONS TRANSACTIONS--The Funds enter into futures contracts to retain their cash balance and yet be exposed to the market thereby providing the liquidity necessary to accommodate redemptions while at the same time providing shareholders the investment return of a fully invested portfolio. A futures contract is an agreement between two parties to buy and sell a security for a set price on a future date. When the Funds enter into such contracts, they are required to deposit with their custodian an amount of "initial margin" of cash or U.S. Treasury bills. Subsequent payments, called maintenance margin, to and from the broker, are made on a daily basis as the price of the underlying debt security fluctuates, making the long and short positions in the futures contract more or less valuable (i.e., mark-to-market), which results in an unrealized gain or loss to the Funds. The market value of a traded futures contract is the last sale price or, in the absence of a last sale price, the last offering price or, in the absence of either of these prices, fair value is determined according to procedures established by the Funds' Board of Directors.

       At any time prior to expiration of the futures contract, the Funds may close the position by taking an opposite position which would operate to terminate the position in the futures contract. A final determination of maintenance margin is then made, additional cash is required to be paid by or released to the Funds and the Funds realize a gain or loss.

       The premium paid by the Fund for the purchase of a call or put option is included in the Fund's Statement of Net Assets as an investment and subsequently "marked to market" to reflect the current market value of the option purchased as

--------------------------------------------------------------------------------
 ITT HARTFORD MUTUAL FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 1997 (UNAUDITED)
       of the end of the reporting period. If an option which the Fund has purchased expires on its stipulated expiration date, the Fund realizes a loss in the amount of the cost of the option. If the Fund enters into a closing transaction, it realizes a gain or loss, depending on whether the proceeds from the sale are greater or less than the cost of the option. If the Fund exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. If the Fund exercises a call option, the cost of the security which the Fund purchases upon exercise will be increased by the premium originally paid.

    g) FEDERAL INCOME TAXES--For Federal income tax purposes, the Funds intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code by distributing substantially all of their taxable income to their shareholders or otherwise complying with the requirements for regulated investment companies. Accordingly, no provision for Federal income taxes has been made.

    h) FUND SHARE VALUATION AND DIVIDEND DISTRIBUTIONS TO SHAREHOLDERS--Orders for the Fund's shares are executed in accordance with the investment instructions of the shareholders. Dividend income is accrued as of the ex-dividend date. Interest income and expenses are accrued on a daily basis. The net asset value of the Fund's shares is determined as of the close of each business day of the New York Stock Exchange (the Exchange). Orders for the purchase of the Funds' shares received prior to the close of the Exchange on any day on which the fund is open for business are priced at the per-share net asset value determined as of the close of the Exchange. Orders received after the close of the Exchange, or on a day on which the Exchange and/or the Fund is not open for business, are priced at the per-share net asset value next determined.

       Each fund intends to distribute substantially all of its net income and capital gains to shareholders no less frequently than once a year. Normally, dividends from net investment income of the ITT Hartford Small Company Fund, ITT Hartford Capital Appreciation Fund, ITT Hartford International Opportunities Fund, and ITT Hartford Stock Fund will be declared and paid annually; dividends from net investment income of the ITT Hartford Dividend and Growth Fund and ITT Hartford Advisers Fund will be declared and paid quarterly; dividends from the net investment income of the ITT Hartford Bond Income Strategy Fund will be declared and paid monthly and dividends from net investment income of the ITT Hartford Money Market Fund will be declared daily and paid monthly. Dividends from the ITT Hartford Money Market Fund are not paid on shares until the day following the date on which the shares are issued. Unless shareholders specify otherwise, all dividends and distributions will be automatically reinvested in additional full or fractional shares of each Fund.

    i) FORWARD FOREIGN CURRENCY CONTRACTS--As of June 30, 1997, ITT Hartford International Opportunities Fund entered into forward foreign currency exchange contracts that obligate the Fund to repurchase currencies at specified future dates. The Fund enters into forward foreign currency contracts to manage currency exchange rate risk.

       Forward contracts involve elements of market risk in excess of the amount reflected in the Statement of Net Assets. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward contract.

    j) ORGANIZATIONAL COSTS--Cost incurred by the Funds in connection with their organization and public offering of shares have been deferred and are being amortized on a straight-line basis over five years.

    k) USE OF ESTIMATES--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Actual results may vary from the amounts derived from management's estimates.

 3.  EXPENSES:

    a) INVESTMENT MANAGEMENT AND ADVISORY AGREEMENTS--Hartford Investment Financial Services Company (HIFSCO), a majority-owned indirect subsidiary of The Hartford Financial Services Group, Inc. (The Hartford), serves as investment manager to each Fund pursuant to an Investment Management Agreement dated July 22, 1996. As investment manager, HIFSCO has overall investment supervisory responsibility for each Fund. In addition, HIFSCO provides administrative personnel, services, equipment and facilities and office space for proper operation of the Company. HIFSCO has contracted with Wellington Management Company, LLP for the provision of day to day investment management services to the Small Company Fund, Capital Appreciation Fund, International Opportunities Fund,

       Stock Fund, Dividend and Growth Fund and Advisers Fund in accordance with each Fund's investment objective and policies. In addition, HIFSCO has contracted with The Hartford Investment Management Company (HIMCO) for the provision of day to day investment management services for the Bond Income Strategy Fund and Money Market Fund. Each Fund pays a fee to HIFSCO, a portion of which may be used to compensate Wellington or HIMCO.

       The schedule below reflects the rates of compensation paid to HIFSCO for services rendered:

          ITT HARTFORD MONEY MARKET FUND

AVERAGE DAILY NET ASSETS               ANNUAL FEE
------------------------------------  ------------
On first $500 million                       .50%
On next $500 million                        .45%
Over $1 billion                             .40%


      ITT HARTFORD BOND INCOME STRATEGY FUND

AVERAGE DAILY NET ASSETS               ANNUAL FEE
------------------------------------  ------------
On first $500 million                       .65%
On next $500 million                        .55%
Over $1 billion                             .50%

      ITT HARTFORD CAPITAL APPRECIATION FUND
             ITT HARTFORD STOCK FUND
            ITT HARTFORD ADVISERS FUND
      ITT HARTFORD DIVIDEND AND GROWTH FUND

AVERAGE DAILY NET ASSETS               ANNUAL FEE
------------------------------------  ------------
On first $500 million                       .80%
On next $500 million                        .70%
Over $1 billion                             .65%

       ITT HARTFORD SMALL COMPANY FUND AND
  ITT HARTFORD INTERNATIONAL OPPORTUNITIES FUND

AVERAGE DAILY NET ASSETS               ANNUAL FEE
------------------------------------  ------------
On first $500 million                       .85%
On next $500 million                        .75%
Over $1 billion                             .70%

    b) DISTRIBUTION AND SERVICE PLAN FOR CLASS A AND B SHARES--The Fund has adopted a Distribution and Service Plan to compensate the Distributor for the distribution of Class A and Class B shares and servicing the accounts of Class A and Class B shareholders. The Class A plan provides for periodic payments to brokers who provide services to accounts that hold Class A shares and for promotional and other sales related costs. The Distributor is compensated at an annual rate that may not exceed 0.35% of the average daily net asset value of Class A shares of the Fund some or all of which may be remitted to brokers. Up to 0.25% of the fee may be used for shareholder servicing expenses with the remainder used for distribution expenses. The Class A Rule 12b-1 fee for each fund has been voluntarily capped at 0.30% through December 31, 1997. The cap may be removed at any time after such date. Some or all of the 12b-1 fee for Class B shares may be reallowed to broker-dealers for distribution and or shareholder account services. Under the Plan, the Fund pays the Distributor 1.00% of the average daily net assets of Class B shares that are outstanding for 8 years or less, 0.25% of which is intended as a fee for service provided to existing shareholders with the remainder used for distribution expenses.

    c) OPERATING EXPENSES--Allocable expenses incurred by the Funds are allocated to each Fund in proportion to the net assets of each Fund, except where allocation of certain expenses are more fairly made directly to the Fund. The Hartford Financial Services Group, Inc., the ultimate parent of HIFSCO, has voluntarily agreed to limit the total

--------------------------------------------------------------------------------
 ITT HARTFORD MUTUAL FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 1997 (UNAUDITED)
       operating expenses of the Class A and Class Y shares of the Money Market Fund and Class A, B and Y of all other Funds, exclusive of taxes, interest, brokerage commissions, certain distribution expenses and extraordinary expenses, until at least December 31, 1997 as follows:

          FUND                                       CLASS A   CLASS B   CLASS Y
          -----------------------------------------  -------   -------   -------
          Money Market.............................    1.00%      N/A      0.55%
          Bond Income Strategy.....................    1.25      1.95%     0.80
          Advisers.................................    1.40      2.10      0.95
          Dividend and Growth......................    1.40      2.10      0.95
          Stock....................................    1.45      2.15      1.00
          Capital Appreciation.....................    1.45      2.15      1.00
          Small Company............................    1.45      2.15      1.00
          International Opportunities..............    1.65      2.35      1.20

 4.  AFFILIATE HOLDINGS:

    HIFSCO or its affiliates have ownership of the shares in the Funds as follows:

FUND                                                                                          CLASS A      CLASS B     CLASS Y
------------------------------------------------------------------------------------------  ------------  ---------  -----------
Money Market..............................................................................    10,434,855        N/A         131
Bond Income Strategy......................................................................     2,524,802        502         506
Advisers..................................................................................     1,014,927        481         483
Dividend and Growth.......................................................................        37,441    268,752         481
Stock.....................................................................................       138,036    164,570         476
Capital Appreciation......................................................................       311,669        493         493
Small Company.............................................................................       321,070        508         507
International Opportunities...............................................................       303,589        480         480

 5.  INVESTMENT TRANSACTIONS:

    For the period, January 1, 1997 to June 30, 1997, investment transactions (excluding short-term investments) were as follows:

                                                                                             PURCHASES AT        SALES AT
FUND                                                                                             COST            PROCEEDS
-----------------------------------------------------------------------------------------  ----------------  ----------------
Bond Income Strategy.....................................................................   $   27,184,930     $  9,687,438
Advisers.................................................................................       59,010,503        3,950,827
Dividend and Growth......................................................................       25,525,688        2,666,054
Stock....................................................................................       19,051,847        1,085,616
Capital Appreciation.....................................................................       96,666,038       44,007,662
Small Company............................................................................       10,532,131        4,816,014
International Opportunities..............................................................        9,137,833        1,958,777

 6.  TAX COST AND UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS:

    As of June 30, 1997, the aggregate gross unrealized appreciation and depreciation on all investments, based on cost for federal income tax purposes, was as follows:

                                                                                                               NET UNREALIZED
                                                                       TAX        UNREALIZED     UNREALIZED     APPRECIATION
FUND                                                                  COST       APPRECIATION   DEPRECIATION   (DEPRECIATION)
----------------------------------------------------------------  -------------  -------------  -------------  --------------
Bond Income Strategy............................................  $  31,729,268  $     212,334  $     (67,734)  $    144,600
Advisers........................................................     70,695,856      9,180,393       (425,681)     8,754,712
Dividend and Growth.............................................     30,017,305      3,699,326       (237,584)     3,461,742
Stock...........................................................     25,848,882      4,099,245       (195,890)     3,903,355
Capital Appreciation............................................     66,226,237     11,732,781     (1,069,802)    10,662,979
Small Company...................................................     12,790,676      1,713,651       (213,475)     1,500,176
International Opportunities.....................................     13,016,215      1,259,215       (312,916)       946,299

 7.  CAPITAL SHARE TRANSACTIONS:

    The following information is for the period from January 1, 1997 to June 30, 1997:

                                        MONEY                BOND INCOME                                    DIVIDEND AND
                                     MARKET FUND            STRATEGY FUND           ADVISERS FUND           GROWTH FUND
                               -----------------------  ----------------------  ----------------------  --------------------
                                 SHARES      AMOUNT      SHARES      AMOUNT      SHARES      AMOUNT     SHARES     AMOUNT
                               ----------  -----------  ---------  -----------  ---------  -----------  -------  -----------
CLASS A
Shares sold..................  17,675,413  $17,675,413  1,519,176  $15,689,338  1,583,983  $18,711,758  1,112,138 $13,893,854
Shares issued on reinvestment
 of distributions............     340,402      340,402     43,298      443,180     20,505      257,509    5,718       76,778
Shares redeemed..............  (5,011,248)  (5,011,248)   (20,956)    (213,476)   (29,844)    (353,453) (311,401)  (4,157,532)
                               ----------  -----------  ---------  -----------  ---------  -----------  -------  -----------
Net increase.................  13,004,567  $13,004,567  1,541,518  $15,919,042  1,574,644  $18,615,814  806,455  $ 9,813,100
                               ----------  -----------  ---------  -----------  ---------  -----------  -------  -----------
                               ----------  -----------  ---------  -----------  ---------  -----------  -------  -----------


                                                               CAPITAL              SMALL COMPANY          INTERNATIONAL
                                     STOCK FUND           APPRECIATION FUND              FUND            OPPORTUNITIES FUND
                               -----------------------  ----------------------  ----------------------  --------------------
                                 SHARES      AMOUNT      SHARES      AMOUNT      SHARES      AMOUNT     SHARES     AMOUNT
                               ----------  -----------  ---------  -----------  ---------  -----------  -------  -----------
CLASS A
Shares sold..................   1,045,285  $13,411,903  2,091,294  $32,373,402    248,375  $ 2,687,199  340,729  $ 3,748,171
Shares issued on reinvestment
 of distributions............         338        4,739     14,893      259,729        111        1,238    1,090       12,808
Shares redeemed..............    (197,091)  (2,734,138)   (92,088)  (1,438,346)   (16,043)    (175,405)  (9,413)    (104,359)
                               ----------  -----------  ---------  -----------  ---------  -----------  -------  -----------
Net increase.................     848,532  $10,682,504  2,014,099  $31,194,785    232,443  $ 2,513,032  332,406  $ 3,656,620
                               ----------  -----------  ---------  -----------  ---------  -----------  -------  -----------
                               ----------  -----------  ---------  -----------  ---------  -----------  -------  -----------

                                        MONEY                BOND INCOME                                    DIVIDEND AND
                                     MARKET FUND            STRATEGY FUND           ADVISERS FUND           GROWTH FUND
                               -----------------------  ----------------------  ----------------------  --------------------
                                 SHARES      AMOUNT      SHARES      AMOUNT      SHARES      AMOUNT     SHARES     AMOUNT
                               ----------  -----------  ---------  -----------  ---------  -----------  -------  -----------
CLASS B
Shares sold..................                             100,715  $ 1,027,224    748,905  $ 8,802,556  771,995  $ 9,890,870
Shares issued on reinvestment
 of distributions............      NA          NA           1,182       12,049      5,087       63,586    3,505       46,722
Shares redeemed..............                             (38,844)    (397,806)   (27,450)    (314,552) (11,409)    (131,769)
                               ----------  -----------  ---------  -----------  ---------  -----------  -------  -----------
Net increase.................                              63,053  $   641,467    726,542  $ 8,551,590  764,091  $ 9,805,823
                               ----------  -----------  ---------  -----------  ---------  -----------  -------  -----------
                               ----------  -----------  ---------  -----------  ---------  -----------  -------  -----------

                                                               CAPITAL                                     INTERNATIONAL
                                     STOCK FUND           APPRECIATION FUND       SMALL COMPANY FUND     OPPORTUNITIES FUND
                               -----------------------  ----------------------  ----------------------  --------------------
                                 SHARES      AMOUNT      SHARES      AMOUNT      SHARES      AMOUNT     SHARES     AMOUNT
                               ----------  -----------  ---------  -----------  ---------  -----------  -------  -----------
CLASS B
Shares sold..................     707,115  $ 9,282,623  1,173,128  $18,448,219     95,686  $ 1,012,592  117,472  $ 1,273,449
Shares issued on reinvestment
 of distributions............         189        2,628      6,206      107,647         11          131      162        1,891
Shares redeemed..............     (15,595)    (187,979)    (7,751)    (120,749)    (9,915)    (104,703) (14,517)    (155,811)
                               ----------  -----------  ---------  -----------  ---------  -----------  -------  -----------
Net increase.................     691,709  $ 9,097,272  1,171,583  $18,435,117     85,782  $   908,020  103,117  $ 1,119,529
                               ----------  -----------  ---------  -----------  ---------  -----------  -------  -----------
                               ----------  -----------  ---------  -----------  ---------  -----------  -------  -----------

--------------------------------------------------------------------------------
 ITT HARTFORD MUTUAL FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 1997 (UNAUDITED)

                                        MONEY                BOND INCOME                                    DIVIDEND AND
                                     MARKET FUND            STRATEGY FUND           ADVISERS FUND           GROWTH FUND
                               -----------------------  ----------------------  ----------------------  --------------------
                                 SHARES      AMOUNT      SHARES      AMOUNT      SHARES      AMOUNT     SHARES     AMOUNT
                               ----------  -----------  ---------  -----------  ---------  -----------  -------  -----------
CLASS Y
Shares sold..................   3,305,538  $ 3,305,538    120,458  $ 1,240,384  2,858,661  $31,912,844  347,260  $ 4,322,870
Shares issued on reinvestment
 of distributions............      26,883       26,883      2,028       20,751     22,724      286,319    1,841       24,761
Shares redeemed..............  (1,587,868)  (1,587,868)   (22,756)    (231,590)  (171,584)  (2,022,642) (26,753)    (337,078)
                               ----------  -----------  ---------  -----------  ---------  -----------  -------  -----------
Net increase.................   1,744,553  $ 1,744,553     99,730  $ 1,029,545  2,709,801  $30,176,521  322,348  $ 4,010,553
                               ----------  -----------  ---------  -----------  ---------  -----------  -------  -----------
                               ----------  -----------  ---------  -----------  ---------  -----------  -------  -----------

                                                               CAPITAL                                     INTERNATIONAL
                                     STOCK FUND           APPRECIATION FUND       SMALL COMPANY FUND     OPPORTUNITIES FUND
                               -----------------------  ----------------------  ----------------------  --------------------
                                 SHARES      AMOUNT      SHARES      AMOUNT      SHARES      AMOUNT     SHARES     AMOUNT
                               ----------  -----------  ---------  -----------  ---------  -----------  -------  -----------
CLASS Y
Shares sold..................      12,835  $   165,622    464,858  $ 6,966,155    371,222  $ 4,014,291  337,575  $ 3,676,581
Shares issued on reinvestment
 of distributions............           4           59      2,499       43,860         43          499      502        5,924
Shares redeemed..............        (241)      (2,870)   (36,993)    (556,210)   (22,860)    (239,225) (11,294)    (124,051)
                               ----------  -----------  ---------  -----------  ---------  -----------  -------  -----------
Net increase.................      12,598  $   162,811    430,364  $ 6,453,805    348,405  $ 3,775,565  326,783  $ 3,558,454
                               ----------  -----------  ---------  -----------  ---------  -----------  -------  -----------
                               ----------  -----------  ---------  -----------  ---------  -----------  -------  -----------

 8.  RECLASSIFICATION OF CAPITAL ACCOUNTS:

    In accordance with AICPA statement of position 93-2, DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL GAIN, AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES, the Funds have recorded several reclassifications in their capital accounts. These reclassifications have no impact on the net asset value of the Funds and are designed generally to present undistributed income and realized gains on a tax basis which is considered to be more informative to the shareholder. As of December 31, 1996 the Funds recorded the following reclassifications to increase (decrease) the accounts listed below.

                                                                                       UNDISTRIBUTED    UNDISTRIBUTED
                                                                                       NET INVESTMENT   NET REALIZED    CAPITAL
                                                                                       INCOME (LOSS)    GAINS (LOSS)    SURPLUS
                                                                                       --------------   -------------   -------
Bond Income Strategy.................................................................     $ 1,817         $ (1,817)       $
Advisers.............................................................................         526             (526)
Dividend and Growth..................................................................         (24)                          24
Stock................................................................................         692             (692)
Capital Appreciation.................................................................      18,413          (18,413)
Small Company........................................................................      10,563          (10,563)
International Opportunities..........................................................      17,810          (17,810)

 9.  AUTHORIZED SHARES

    The Funds' authorized shares are as follows:

                                                                                                                    AUTHORIZED
FUND                                                                                                                  SHARES
-----------------------------------------------------------------------------------------------------------------  -------------
ITT Hartford Money Market Fund, Inc. Class A.....................................................................    700,000,000
ITT Hartford Money Market Fund, Inc. Class Y.....................................................................    100,000,000
ITT Hartford Bond Income Strategy Fund, Inc. Class A.............................................................    175,000,000
ITT Hartford Bond Income Strategy Fund, Inc. Class B.............................................................     75,000,000
ITT Hartford Bond Income Strategy Fund, Inc. Class Y.............................................................     50,000,000
ITT Hartford Advisers Fund, Inc. Class A.........................................................................    200,000,000
ITT Hartford Advisers Fund, Inc. Class B.........................................................................    100,000,000
ITT Hartford Advisers Fund, Inc. Class Y.........................................................................    100,000,000
ITT Hartford Dividend & Growth Fund, Inc. Class A................................................................    175,000,000
ITT Hartford Dividend & Growth Fund, Inc. Class B................................................................     75,000,000
ITT Hartford Dividend & Growth Fund, Inc. Class Y................................................................     50,000,000
ITT Hartford Stock Fund, Inc. Class A............................................................................    175,000,000
ITT Hartford Stock Fund, Inc. Class B............................................................................     75,000,000
ITT Hartford Stock Fund, Inc. Class Y............................................................................     50,000,000
ITT Hartford Capital Appreciation Fund, Inc. Class A.............................................................    175,000,000
ITT Hartford Capital Appreciation Fund, Inc. Class B.............................................................     75,000,000
ITT Hartford Capital Appreciation Fund, Inc. Class A.............................................................     50,000,000
ITT Hartford Small Company Fund, Inc. Class A....................................................................    175,000,000
ITT Hartford Small Company Fund, Inc. Class B....................................................................     75,000,000
ITT Hartford Small Company Fund, Inc. Class Y....................................................................     50,000,000
ITT Hartford International Opportunities Fund, Inc. Class A......................................................    175,000,000
ITT Hartford International Opportunities Fund, Inc. Class B......................................................     75,000,000
ITT Hartford International Opportunities Fund, Inc. Class Y......................................................     50,000,000

--------------------------------------------------------------------------------
 ITT HARTFORD MUTUTAL FUNDS, INC.
FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                        NET
                                                      REALIZED
                                                        AND                                DISTRIBUTIONS
                           NET ASSET                 UNREALIZED               DIVIDENDS       FROM
                            VALUE AT       NET          GAIN     TOTAL FROM   FROM NET      REALIZED
                           BEGINNING   INVESTMENT    (LOSS) ON   INVESTMENT  INVESTMENT      CAPITAL
                           OF PERIOD     INCOME      INVESTMENTS OPERATIONS    INCOME         GAINS
                           ----------  -----------   ----------  ----------  -----------   -----------

ITT HARTFORD MONEY MARKET
  FUND
  For the Six Months
   Ended June 30, 1997...
    Class A..............    $  1.00     $ 0.02        $--         $   0.02    $(0.02)       $--
    Class Y..............       1.00       0.02        --              0.02     (0.02)        --
  For the Year Ended
   December 31, 1996.....
    Class A..............       1.00       0.02        --              0.02     (0.02)        --
    Class Y..............       1.00       0.02        --              0.02     (0.02)        --
ITT HARTFORD BOND INCOME
  STRATEGY FUND
  For the Six Months
   Ended June 30, 1997...
    Class A..............      10.26       0.14         0.23           0.37     (0.28)        (0.04)
    Class B..............      10.25       0.17         0.15           0.32     (0.24)        (0.04)
    Class Y..............      10.27       0.17         0.22           0.39     (0.29)        (0.04)
  For the Year Ended
   December 31, 1996.....
    Class A..............      10.00       0.26         0.31           0.57     (0.25)        (0.06)
    Class B..............      10.00       0.20         0.34           0.54     (0.23)        (0.06)
    Class Y..............      10.00       0.28         0.31           0.59     (0.26)        (0.06)
ITT HARTFORD ADVISERS
  FUND
  For the Six Months
   Ended June 30, 1997...
    Class A..............      11.08       0.15         1.42           1.57     (0.09)        (0.01)
    Class B..............      11.05       0.03         1.48           1.51     (0.07)        (0.01)
    Class Y..............      11.10       0.13         1.46           1.59     (0.10)        (0.01)
  For the Year Ended
   December 31, 1996.....
    Class A..............      10.00       0.09         1.07           1.16     (0.08)        --
    Class B..............      10.00       0.02         1.11           1.13     (0.08)        --
    Class Y..............      10.00       0.03         1.16           1.19     (0.09)        --
ITT HARTFORD DIVIDEND AND
  GROWTH FUND
  For the Six Months
   Ended June 30, 1997...
    Class A..............      11.45       0.07         2.04           2.11     (0.05)        (0.01)
    Class B..............      11.40       0.01         2.05           2.06     (0.05)        (0.01)
    Class Y..............      11.46       0.07         2.06           2.13     (0.06)        (0.01)
  For the Year Ended
   December 31, 1996.....
    Class A..............      10.00       0.07         1.46           1.53     (0.06)        (0.02)
    Class B..............      10.00       0.01         1.48           1.49     (0.07)        (0.02)
    Class Y..............      10.00       0.02         1.53           1.55     (0.07)        (0.02)
ITT HARTFORD STOCK FUND
  For the Six Months
   Ended June 30, 1997...
    Class A..............      11.53       0.01         2.47           2.48     --            --
    Class B..............      11.50      (0.02)        2.44           2.42     --            --
    Class Y..............      11.55       0.02         2.49           2.51     --            --
  For the Year Ended
   December 31, 1996.....
    Class A..............      10.00       0.02         1.53           1.55     (0.02)        --
    Class B..............      10.00      --            1.52           1.52     (0.02)        --
    Class Y..............      10.00       0.01         1.57           1.58     (0.03)        --
ITT HARTFORD CAPITAL
  APPRECIATION FUND
  For the Six Months
   Ended June 30, 1997...
    Class A..............      13.36      (0.04)        4.77           4.73     --            (0.10)
    Class B..............      13.32      (0.04)        4.71           4.67     --            (0.10)
    Class Y..............      13.38         --         4.80           4.80     --            (0.10)
  For the Year Ended
   December 31, 1996.....
    Class A..............      10.00      (0.03)        3.80           3.77     --            (0.41)
    Class B..............      10.00      (0.02)        3.75           3.73     --            (0.41)
    Class Y..............      10.00      --            3.79           3.79     --            (0.41)
ITT HARTFORD SMALL
  COMPANY FUND
  For the Six Months
   Ended June 30, 1997...
    Class A..............      10.68      (0.02)        1.09           1.07     --           (0.001)
    Class B..............      10.65      (0.03)        1.06           1.03     --           (0.001)
    Class Y..............      10.71      --            1.10           1.10     --           (0.001)
  For the Year Ended
   December 31, 1996.....
    Class A..............      10.00      (0.02)        1.42           1.40     --            (0.72)
    Class B..............      10.00      (0.02)        1.39           1.37     --            (0.72)
    Class Y..............      10.00      --            1.43           1.43     --            (0.72)
ITT HARTFORD
  INTERNATIONAL
  OPPORTUNITIES FUND
  For the Six Months
   Ended June 30, 1997...
    Class A..............      10.72       0.03         0.96           0.99     --            (0.02)
    Class B..............      10.69       0.01         1.00           1.01     --            (0.02)
    Class Y..............      10.73       0.05         0.97           1.02     --            (0.02)
  For the Year Ended
   December 31, 1996.....
    Class A..............      10.00       0.02         0.79           0.81     (0.06)        (0.03)
    Class B..............      10.00      (0.01)        0.80           0.79     (0.07)        (0.03)
    Class Y..............      10.00      --            0.84           0.84     (0.08)        (0.03)

(1) Annualized.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.

                                            NET                                NET ASSETS
                                          INCREASE   NET ASSET                  AT END OF
                                         (DECREASE)   VALUE AT                   PERIOD
                              TOTAL          IN         END         TOTAL          (IN
                           DISTRIBUTIONS NET ASSETS  OF PERIOD     RETURN      THOUSANDS)
                           -----------   ----------  ----------  -----------   -----------

ITT HARTFORD MONEY MARKET
  FUND
  For the Six Months
   Ended June 30, 1997...
    Class A..............    $(0.02)       $--         $   1.00      2.30%       $23,758
    Class Y..............     (0.02)       --              1.00      2.54         1,744
  For the Year Ended
   December 31, 1996.....
    Class A..............     (0.02)       --              1.00      2.01        10,754
    Class Y..............     (0.02)       --              1.00      2.34           0.3
ITT HARTFORD BOND INCOME
  STRATEGY FUND
  For the Six Months
   Ended June 30, 1997...
    Class A..............     (0.32)        0.05          10.31      3.63        26,870
    Class B..............     (0.28)        0.04          10.29      3.23           773
    Class Y..............     (0.33)        0.06          10.33      3.87         1,035
  For the Year Ended
   December 31, 1996.....
    Class A..............     (0.31)        0.26          10.26      5.73        10,925
    Class B..............     (0.29)        0.25          10.25      5.38           124
    Class Y..............     (0.32)        0.27          10.27      5.95             5
ITT HARTFORD ADVISERS
  FUND
  For the Six Months
   Ended June 30, 1997...
    Class A..............     (0.10)        1.47          12.55     14.12        36,008
    Class B..............     (0.08)        1.43          12.48     13.64        10,763
    Class Y..............     (0.11)        1.48          12.58     14.29        34,132
  For the Year Ended
   December 31, 1996.....
    Class A..............     (0.08)        1.08          11.08     11.56        14,347
    Class B..............     (0.08)        1.05          11.05     11.28         1,499
    Class Y..............     (0.09)        1.10          11.10     11.88            34
ITT HARTFORD DIVIDEND AND
  GROWTH FUND
  For the Six Months
   Ended June 30, 1997...
    Class A..............     (0.06)        2.05          13.50     18.46        18,056
    Class B..............     (0.06)        2.00          13.40     18.08        11,096
    Class Y..............     (0.07)        2.06          13.52     18.65         4,401
  For the Year Ended
   December 31, 1996.....
    Class A..............     (0.08)        1.45          11.45     15.29         6,083
    Class B..............     (0.09)        1.40          11.40     14.82           730
    Class Y..............     (0.09)        1.46          11.46     15.49            36
ITT HARTFORD STOCK FUND
  For the Six Months
   Ended June 30, 1997...
    Class A..............     --            2.48          14.01     21.54        19,505
    Class B..............     --            2.42          13.92     21.07        11,142
    Class Y..............     --            2.51          14.06     21.76           231
  For the Year Ended
   December 31, 1996.....
    Class A..............     (0.02)        1.53          11.53     15.50         6,273
    Class B..............     (0.02)        1.50          11.50     15.20         1,254
    Class Y..............     (0.03)        1.55          11.55     15.80            44
ITT HARTFORD CAPITAL
  APPRECIATION FUND
  For the Six Months
   Ended June 30, 1997...
    Class A..............     (0.10)        4.63          17.99     35.46        48,404
    Class B..............     (0.10)        4.57          17.89     35.12        22,152
    Class Y..............     (0.10)        4.70          18.08     35.93         7,926
  For the Year Ended
   December 31, 1996.....
    Class A..............     (0.41)        3.36          13.36     37.75         9,028
    Class B..............     (0.41)        3.32          13.32     37.35           889
    Class Y..............     (0.41)        3.38          13.38     37.95           107
ITT HARTFORD SMALL
  COMPANY FUND
  For the Six Months
   Ended June 30, 1997...
    Class A..............    (0.001)        1.07          11.75     10.03         7,874
    Class B..............    (0.001)        1.03          11.68      9.68         1,267
    Class Y..............    (0.001)        1.10          11.81     10.28         4,194
  For the Year Ended
   December 31, 1996.....
    Class A..............     (0.72)        0.68          10.68     14.11         3,845
    Class B..............     (0.72)        0.65          10.65     13.81            66
    Class Y..............     (0.72)        0.71          10.71     14.41             8
ITT HARTFORD
  INTERNATIONAL
  OPPORTUNITIES FUND
  For the Six Months
   Ended June 30, 1997...
    Class A..............     (0.02)        0.97          11.69      9.22         8,566
    Class B..............     (0.02)        0.99          11.68      8.77         1,374
    Class Y..............     (0.02)        1.00          11.73      9.49         3,902
  For the Year Ended
   December 31, 1996.....
    Class A..............     (0.09)        0.72          10.72      8.14         4,294
    Class B..............     (0.10)        0.69          10.69      7.86           163
    Class Y..............     (0.11)        0.73          10.73      8.36            64

                                          RATIO OF
                                          EXPENSES       RATIO OF
                                         TO AVERAGE        NET
                            RATIO OF     NET ASSETS     INVESTMENT
                            EXPENSES        AFTER         INCOME
                           TO AVERAGE    WAIVERS AND    TO AVERAGE     PORTFOLIO      AVERAGE
                           NET ASSETS    REIMBURSEMENTS  NET ASSETS    TURNOVER     COMMISSION
                               (1)       (1)               (1)           RATE        RATE PAID
                           -----------   -----------   ------------   -----------   -----------
ITT HARTFORD MONEY MARKET
  FUND
  For the Six Months
   Ended June 30, 1997...
    Class A..............      1.51%         1.00%          4.61%        NA            NA
    Class Y..............      1.81          0.55           5.09         --            --
  For the Year Ended
   December 31, 1996.....
    Class A..............      2.70          1.00           4.49         --            NA
    Class Y..............   3496.38          0.55           4.56         --            --
ITT HARTFORD BOND INCOME
  STRATEGY FUND
  For the Six Months
   Ended June 30, 1997...
    Class A..............      1.50          1.25           5.74         69.61%        NA
    Class B..............      5.62          1.95           5.07         --            --
    Class Y..............      1.98          0.80           6.19         --            --
  For the Year Ended
   December 31, 1996.....
    Class A..............      2.72          1.25           5.72         75.52         NA
    Class B..............     22.36          1.95           5.22         --            --
    Class Y..............    185.34          0.80           6.17         --            --
ITT HARTFORD ADVISERS
  FUND
  For the Six Months
   Ended June 30, 1997...
    Class A..............      1.87          1.40           1.86          7.76        $0.0320
    Class B..............      3.04          2.10           1.13         --            --
    Class Y..............      1.26          0.95           2.35         --            --
  For the Year Ended
   December 31, 1996.....
    Class A..............      2.94          1.40           2.13         19.75         0.0297
    Class B..............      6.71          2.10           1.24         --            --
    Class Y..............    144.82          0.95           2.75         --            --
ITT HARTFORD DIVIDEND AND
  GROWTH FUND
  For the Six Months
   Ended June 30, 1997...
    Class A..............      2.06          1.40           1.61         15.87         0.0357
    Class B..............      3.64          2.10           0.75         --            --
    Class Y..............      1.84           .95           1.99         --            --
  For the Year Ended
   December 31, 1996.....
    Class A..............      4.12          1.40           1.95         29.80         0.0306
    Class B..............     12.97          2.10            .082        --            --
    Class Y..............    141.53          0.95           2.41         --            --
ITT HARTFORD STOCK FUND
  For the Six Months
   Ended June 30, 1997...
    Class A..............      2.11          1.45           0.14          7.22         0.0342
    Class B..............      3.33          2.15          (0.01)        --            --
    Class Y..............      4.39          1.00           0.01         --            --
  For the Year Ended
   December 31, 1996.....
    Class A..............      3.96          1.45           0.71         11.87         0.0281
    Class B..............      7.76          2.15          (0.12)        --            --
    Class Y..............    133.50          1.00           1.37         --            --
ITT HARTFORD CAPITAL
  APPRECIATION FUND
  For the Six Months
   Ended June 30, 1997...
    Class A..............      2.20          1.45          (0.90)       111.02         0.0427
    Class B..............      3.20          2.15          (1.53)        --            --
    Class Y..............      1.98          1.00          (0.47)        --            --
  For the Year Ended
   December 31, 1996.....
    Class A..............      4.10          1.45          (0.70)       149.99         0.0381
    Class B..............      9.05          2.15          (1.53)        --            --
    Class Y..............     93.64          1.00           0.04         --            --
ITT HARTFORD SMALL
  COMPANY FUND
  For the Six Months
   Ended June 30, 1997...
    Class A..............      2.24          1.45          (0.51)        63.66         0.0364
    Class B..............      5.49          2.15          (1.13)        --            --
    Class Y..............      2.08          1.00           0.08         --            --
  For the Year Ended
   December 31, 1996.....
    Class A..............      4.24          1.45          (0.60)        69.92         0.0313
    Class B..............     20.03          2.15          (1.30)        --            --
    Class Y..............    115.33          1.00           0.03         --            --
ITT HARTFORD
  INTERNATIONAL
  OPPORTUNITIES FUND
  For the Six Months
   Ended June 30, 1997...
    Class A..............      2.93          1.65           0.81         28.42         0.0061
    Class B..............      6.60          2.35           0.51         --            --
    Class Y..............      2.93          1.20           1.72         --            --
  For the Year Ended
   December 31, 1996.....
    Class A..............      5.35          1.65           0.51         21.51         0.0175
    Class B..............     32.61          2.35          (0.86)        --            --
    Class Y..............    126.52          1.20           0.57         --            --

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.

THE ITT HARTFORD MUTUAL FUND FAMILY


Small Company Fund

Capital Appreciation Fund

International Opportunities Fund

Stock Fund

Dividend and Growth Fund

Advisers Fund

Bond Income Strategy Fund

Money Market Fund



BY REGULAR MAIL:
The Hartford Mutual Funds
P.O. Box 8416
Boston, MA 02266-8416
1-888-843-7824

BY E-MAIL ON THE INTERNET:
lifeinfo@thehartford.com

UNDERWRITER
Hartford Securities
Distribution Company, Inc.
P.O. Box 2999
Hartford, CT 06104-2999

INVESTMENT MANAGER
The Hartford Investment Management
Company (HIMCO)
P.O. Box 2999
Hartford, CT 06104-2999

INVESTMENT SUB-ADVISER
Wellington Management Company, LLP
75 State Street
Boston, MA 02109

This presentation is authorized only when preceded or accompanied by a currently effective prospectus. The prospectus contains detailed information about the funds, including charges and fees, so please real it carefully before you invest or send money.



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403764REV Printed in U.S.A. -C- 1997 The Hartford, Hartford, CT 06115